UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2018 are attached.

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	2,660	$ 365,537
Esterline Technologies Corp. (A)	1,603	145,793
Teledyne Technologies, Inc. (A)	2,172	535,789

		1,047,119

Airlines - 0.3%
JetBlue Airways Corp. (A)	18,924	366,369

Auto Components - 0.9%
Adient PLC (B)	5,253	206,495
Dana, Inc.	8,743	163,232
Delphi Technologies PLC	5,371	168,435
Gentex Corp.	16,266	349,068
Visteon Corp. (A)	1,776	164,990

		1,052,220

Automobiles - 0.2%
Thor Industries, Inc.	3,028	253,444

Banks - 7.5%
Associated Banc-Corp.	10,410	270,660
BancorpSouth Bank	5,432	177,626
Bank of Hawaii Corp.	2,542	200,589
Bank OZK	7,312	277,564
Cathay General Bancorp	4,669	193,483
Chemical Financial Corp.	4,319	230,635
Commerce Bancshares, Inc.	5,740	378,955
Cullen / Frost Bankers, Inc.	3,866	403,765
East West Bancorp, Inc.	8,766	529,203
First Horizon National Corp.	19,659	339,314
FNB Corp.	19,614	249,490
Fulton Financial Corp.	10,641	177,173
Hancock Whitney Corp.	5,162	245,453
Home BancShares, Inc.	9,720	212,868
International Bancshares Corp.	3,320	149,400
MB Financial, Inc.	5,093	234,838
PacWest Bancorp	7,406	352,896
Pinnacle Financial Partners, Inc.	4,428	266,344
Prosperity Bancshares, Inc.	4,013	278,302
Signature Bank	3,348	384,484
Sterling Bancorp	13,639	300,058
Synovus Financial Corp.	7,098	325,017
TCF Financial Corp.	10,143	241,505
Texas Capital Bancshares, Inc. (A)	3,034	250,760
Trustmark Corp.	4,090	137,629
UMB Financial Corp.	2,727	193,344
Umpqua Holdings Corp.	13,320	277,056
United Bankshares, Inc.	6,280	228,278
Valley National Bancorp	20,050	225,563
Webster Financial Corp.	5,579	328,938
Wintrust Financial Corp.	3,409	289,561

		8,350,751

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	522	150,075

Biotechnology - 0.6%
Exelixis, Inc. (A)	18,028	319,456
United Therapeutics Corp. (A)	2,635	336,964

		656,420

	Shares	Value
COMMON STOCKS (continued)
Building Products - 0.4%
Lennox International, Inc.	2,191	$ 478,514

Capital Markets - 2.8%
Eaton Vance Corp.	7,140	375,278
Evercore, Inc., Class A	2,477	249,062
FactSet Research Systems, Inc.	2,320	519,007
Federated Investors, Inc., Class B	5,790	139,655
Interactive Brokers Group, Inc., Class A	4,542	251,218
Janus Henderson Group PLC	10,183	274,534
Legg Mason, Inc.	5,169	161,428
MarketAxess Holdings, Inc.	2,273	405,708
SEI Investments Co.	7,968	486,845
Stifel Financial Corp.	4,307	220,777

		3,083,512

Chemicals - 2.7%
Ashland Global Holdings, Inc.	3,776	316,655
Cabot Corp.	3,724	233,569
Chemours Co.	10,697	421,890
Minerals Technologies, Inc.	2,136	144,394
NewMarket Corp.	540	218,976
Olin Corp.	10,102	259,419
PolyOne Corp.	4,836	211,430
RPM International, Inc.	8,072	524,196
Scotts Miracle-Gro Co. (B)	2,381	187,456
Sensient Technologies Corp.	2,557	195,636
Valvoline, Inc.	11,538	248,182

		2,961,803

Commercial Services & Supplies - 1.2%
Brink’s Co.	3,082	214,970
Clean Harbors, Inc. (A)	3,087	220,967
Deluxe Corp.	2,881	164,044
Healthcare Services Group, Inc. (B)	4,460	181,165
Herman Miller, Inc.	3,599	138,202
HNI Corp.	2,646	117,059
MSA Safety, Inc.	2,116	225,227
Pitney Bowes, Inc.	11,373	80,521

		1,342,155

Communications Equipment - 1.2%
ARRIS International PLC (A)	10,253	266,476
Ciena Corp. (A)	8,626	269,476
InterDigital, Inc.	2,106	168,480
Lumentum Holdings, Inc. (A)	3,798	227,690
NetScout Systems, Inc. (A)	4,384	110,696
Plantronics, Inc.	1,994	120,238
ViaSat, Inc. (A) (B)	3,386	216,535

		1,379,591

Construction & Engineering - 1.1%
AECOM (A)	9,725	317,619
Dycom Industries, Inc. (A)	1,889	159,809
EMCOR Group, Inc.	3,519	264,312
Granite Construction, Inc.	2,764	126,315
KBR, Inc.	8,511	179,837
Valmont Industries, Inc.	1,355	187,668

		1,235,560

Construction Materials - 0.2%
Eagle Materials, Inc.	2,891	246,429

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.4%
Navient Corp.	14,246	$ 192,036
SLM Corp. (A)	26,336	293,646

		485,682

Containers & Packaging - 1.3%
AptarGroup, Inc.	3,761	405,210
Bemis Co., Inc.	5,505	267,543
Greif, Inc., Class A	1,569	84,193
Owens-Illinois, Inc. (A)	9,633	181,004
Silgan Holdings, Inc.	4,684	130,215
Sonoco Products Co.	6,025	334,387

		1,402,552

Distributors - 0.4%
Pool Corp.	2,442	407,521

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (A)	3,625	174,725
Graham Holdings Co., Class B	265	153,514
Service Corp. International	10,910	482,222
Sotheby’s (A)	2,217	109,054
Weight Watchers International, Inc., Class A (A)	2,337	168,241

		1,087,756

Electric Utilities - 1.3%
ALLETE, Inc.	3,107	233,056
Hawaiian Electric Industries, Inc.	6,586	234,396
IDACORP, Inc.	3,048	302,453
OGE Energy Corp.	12,081	438,782
PNM Resources, Inc.	4,818	190,070

		1,398,757

Electrical Equipment - 1.4%
Acuity Brands, Inc.	2,430	381,996
EnerSys	2,548	222,007
Hubbell, Inc.	3,313	442,517
nVent Electric PLC	9,855	267,662
Regal Beloit Corp.	2,628	216,679

		1,530,861

Electronic Equipment, Instruments & Components - 4.5%
Arrow Electronics, Inc. (A)	5,286	389,684
Avnet, Inc.	7,002	313,480
Belden, Inc.	2,458	175,526
Cognex Corp.	10,406	580,863
Coherent, Inc. (A)	1,470	253,119
Jabil, Inc.	9,272	251,086
Keysight Technologies, Inc. (A)	11,337	751,416
Littelfuse, Inc.	1,517	300,199
National Instruments Corp.	6,798	328,547
SYNNEX Corp.	1,822	154,323
Tech Data Corp. (A)	2,320	166,043
Trimble, Inc. (A)	15,119	657,072
Vishay Intertechnology, Inc.	7,992	162,637
Zebra Technologies Corp., Class A (A)	3,248	574,344

		5,058,339

Energy Equipment & Services - 2.0%
Apergy Corp. (A)	4,678	203,774
Core Laboratories NV	2,674	309,729
Diamond Offshore Drilling, Inc. (A)	3,907	78,140
Dril-Quip, Inc. (A)	2,271	118,660

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Ensco PLC, Class A (B)	26,440	$ 223,153
McDermott International, Inc. (A)	10,920	201,256
Nabors Industries, Ltd.	19,688	121,278
Oceaneering International, Inc. (A)	5,960	164,496
Patterson-UTI Energy, Inc.	13,309	227,717
Rowan Cos. PLC, Class A (A)	7,685	144,708
Superior Energy Services, Inc. (A)	9,347	91,040
Transocean, Ltd. (A) (B)	25,983	362,463

		2,246,414

Entertainment - 0.9%
Cinemark Holdings, Inc.	6,431	258,526
Live Nation Entertainment, Inc. (A)	8,346	454,607
World Wrestling Entertainment, Inc., Class A	2,623	253,723

		966,856

Equity Real Estate Investment Trusts - 8.2%
Alexander & Baldwin, Inc.	4,095	92,916
American Campus Communities, Inc.	8,289	341,175
Camden Property Trust	5,614	525,302
CoreCivic, Inc.	7,172	174,495
CoreSite Realty Corp.	2,220	246,731
Corporate Office Properties Trust	6,246	186,318
Cousins Properties, Inc.	25,428	226,055
CyrusOne, Inc.	6,327	401,132
Douglas Emmett, Inc.	9,764	368,298
EPR Properties	4,497	307,640
First Industrial Realty Trust, Inc.	7,621	239,299
Geo Group, Inc.	7,366	185,329
Healthcare Realty Trust, Inc.	7,575	221,645
Highwoods Properties, Inc.	6,258	295,753
Hospitality Properties Trust	9,942	286,727
JBG SMITH Properties	6,551	241,273
Kilroy Realty Corp.	6,088	436,449
Lamar Advertising Co., Class A	5,118	398,180
LaSalle Hotel Properties	6,678	230,992
Liberty Property Trust	8,941	377,757
Life Storage, Inc.	2,819	268,256
Mack-Cali Realty Corp.	5,463	116,143
Medical Properties Trust, Inc.	22,070	329,064
National Retail Properties, Inc.	9,496	425,611
Omega Healthcare Investors, Inc.	12,118	397,107
PotlatchDeltic Corp.	3,796	155,446
Rayonier, Inc.	7,831	264,766
Sabra Health Care REIT, Inc.	10,784	249,326
Senior Housing Properties Trust	14,375	252,425
Tanger Factory Outlet Centers, Inc. (B)	5,680	129,958
Taubman Centers, Inc.	3,689	220,713
Uniti Group, Inc.	10,627	214,134
Urban Edge Properties	6,897	152,286
Weingarten Realty Investors	7,205	214,421

		9,173,122

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	2,214	285,850
Sprouts Farmers Market, Inc. (A)	7,687	210,701
United Natural Foods, Inc. (A)	3,052	91,407

		587,958

Food Products - 2.0%
Flowers Foods, Inc.	11,098	207,089
Hain Celestial Group, Inc. (A)	5,408	146,665
Ingredion, Inc.	4,296	450,908
Lamb Weston Holdings, Inc.	8,857	589,876

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Lancaster Colony Corp.	1,181	$ 176,217
Post Holdings, Inc. (A)	4,030	395,101
Sanderson Farms, Inc.	1,216	125,698
Tootsie Roll Industries, Inc. (B)	1,122	32,818
TreeHouse Foods, Inc. (A)	3,402	162,786

		2,287,158

Gas Utilities - 2.0%
Atmos Energy Corp.	6,726	631,639
National Fuel Gas Co.	5,199	291,456
New Jersey Resources Corp.	5,340	246,174
ONE Gas, Inc.	3,177	261,403
Southwest Gas Holdings, Inc.	2,972	234,877
UGI Corp.	10,517	583,483

		2,249,032

Health Care Equipment & Supplies - 4.5%
Avanos Medical, Inc. (A)	2,860	195,910
Cantel Medical Corp.	2,195	202,072
Globus Medical, Inc., Class A (A)	4,433	251,617
Haemonetics Corp. (A)	3,127	358,292
Hill-Rom Holdings, Inc.	4,017	379,205
ICU Medical, Inc. (A)	1,003	283,598
Inogen, Inc. (A)	1,060	258,767
Integra LifeSciences Holdings Corp. (A)	4,274	281,528
LivaNova PLC (A)	2,939	364,348
Masimo Corp. (A)	2,903	361,540
NuVasive, Inc. (A)	3,110	220,748
STERIS PLC	5,114	585,042
Teleflex, Inc.	2,770	737,069
West Pharmaceutical Services, Inc.	4,448	549,194

		5,028,930

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (A) (B)	5,340	187,968
Chemed Corp.	973	310,951
Encompass Health Corp.	5,980	466,141
HealthEquity, Inc. (A)	3,276	309,287
LifePoint Health, Inc. (A)	2,339	150,632
MEDNAX, Inc. (A)	5,654	263,816
Molina Healthcare, Inc. (A)	3,736	555,543
Patterson Cos., Inc.	4,992	122,054
Tenet Healthcare Corp. (A)	5,017	142,784

		2,509,176

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	10,562	150,509
Medidata Solutions, Inc. (A)	3,610	264,649

		415,158

Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp.	4,890	165,527
Brinker International, Inc. (B)	2,469	115,376
Cheesecake Factory, Inc.	2,550	136,527
Churchill Downs, Inc.	722	200,499
Cracker Barrel Old Country Store, Inc. (B)	1,452	213,633
Domino’s Pizza, Inc.	2,533	746,728
Dunkin’ Brands Group, Inc. (B)	5,068	373,613
Eldorado Resorts, Inc. (A)	3,930	190,998
International Speedway Corp., Class A	1,478	64,736
Jack in the Box, Inc.	1,649	138,236
Marriott Vacations Worldwide Corp.	2,477	276,805
Papa John’s International, Inc. (B)	1,358	69,638
Scientific Games Corp., Class A (A)	3,318	84,277

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	4,322	$ 301,762
Texas Roadhouse, Inc.	4,021	278,615
Wendy’s Co.	11,325	194,111
Wyndham Destinations, Inc.	6,014	260,767
Wyndham Hotels & Resorts, Inc.	6,046	335,976

		4,147,824

Household Durables - 1.3%
Helen of Troy, Ltd. (A)	1,593	208,524
KB Home	5,176	123,758
NVR, Inc. (A)	206	508,985
Tempur Sealy International, Inc. (A) (B)	2,766	146,321
Toll Brothers, Inc.	8,201	270,879
TRI Pointe Group, Inc. (A)	9,197	114,043
Tupperware Brands Corp.	3,026	101,220

		1,473,730

Household Products - 0.2%
Energizer Holdings, Inc.	3,615	212,020

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	3,613	440,063

Insurance - 4.5%
Alleghany Corp.	904	589,887
American Financial Group, Inc.	4,257	472,399
Aspen Insurance Holdings, Ltd.	3,611	150,940
Brown & Brown, Inc.	14,021	414,601
CNO Financial Group, Inc.	9,954	211,224
First American Financial Corp.	6,754	348,439
Genworth Financial, Inc., Class A (A)	30,285	126,288
Hanover Insurance Group, Inc.	2,573	317,431
Kemper Corp.	3,681	296,137
Mercury General Corp.	1,640	82,262
Old Republic International Corp.	17,198	384,891
Primerica, Inc.	2,609	314,515
Reinsurance Group of America, Inc.	3,850	556,556
RenaissanceRe Holdings, Ltd.	2,435	325,267
WR Berkley Corp.	5,821	465,273

		5,056,110

Interactive Media & Services - 0.1%
Cars.com, Inc. (A)	3,881	107,154

IT Services - 3.2%
Convergys Corp.	5,514	130,902
CoreLogic, Inc. (A)	4,896	241,911
Jack Henry & Associates, Inc.	4,668	747,254
Leidos Holdings, Inc.	9,103	629,564
MAXIMUS, Inc.	3,886	252,823
Perspecta, Inc.	8,621	221,732
Sabre Corp.	15,144	394,956
Science Applications International Corp.	2,567	206,900
Teradata Corp. (A)	7,204	271,663
WEX, Inc. (A)	2,607	523,381

		3,621,086

Leisure Products - 0.6%
Brunswick Corp.	5,246	351,587
Polaris Industries, Inc.	3,539	357,262

		708,849

Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc., Class A (A)	1,212	379,344
Bio-Techne Corp.	2,282	465,779

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (A)	2,905	$ 390,838
PRA Health Sciences, Inc. (A)	3,504	386,106
Syneos Health, Inc. (A)	3,673	189,343

		1,811,410

Machinery - 5.1%
AGCO Corp.	4,020	244,376
Crane Co.	3,064	301,344
Donaldson Co., Inc.	7,802	454,545
Graco, Inc.	10,111	468,544
IDEX Corp.	4,638	698,761
ITT, Inc.	5,299	324,617
Kennametal, Inc.	4,939	215,143
Lincoln Electric Holdings, Inc.	3,942	368,341
Nordson Corp.	3,166	439,757
Oshkosh Corp.	4,422	315,023
Terex Corp.	3,923	156,567
Timken Co.	4,198	209,270
Toro Co.	6,363	381,589
Trinity Industries, Inc.	8,935	327,378
Wabtec Corp.	5,189	544,222
Woodward, Inc.	3,358	271,528

		5,721,005

Marine - 0.2%
Kirby Corp. (A)	3,259	268,053

Media - 1.0%
AMC Networks, Inc., Class A (A) (B)	2,749	182,369
Cable One, Inc.	300	265,083
John Wiley & Sons, Inc., Class A	2,752	166,771
Meredith Corp. (B)	2,407	122,877
New York Times Co., Class A (B)	8,536	197,609
TEGNA, Inc.	13,021	155,731

		1,090,440

Metals & Mining - 2.2%
Allegheny Technologies, Inc. (A)	7,602	224,639
Carpenter Technology Corp.	2,859	168,538
Commercial Metals Co.	7,078	145,240
Compass Minerals International, Inc.	2,048	137,626
Reliance Steel & Aluminum Co.	4,376	373,229
Royal Gold, Inc.	3,962	305,312
Steel Dynamics, Inc.	14,202	641,788
U.S. Steel Corp.	10,720	326,746
Worthington Industries, Inc.	2,444	105,972

		2,429,090

Multi-Utilities - 0.9%
Black Hills Corp.	3,242	188,328
MDU Resources Group, Inc.	11,857	304,606
NorthWestern Corp.	3,044	178,561
Vectren Corp.	5,025	359,237

		1,030,732

Multiline Retail - 0.4%
Big Lots, Inc.	2,440	101,967
Dillard’s, Inc., Class A (B)	1,164	88,860
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,110	298,871

		489,698

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.2%
Callon Petroleum Co. (A)	13,765	$ 165,042
Chesapeake Energy Corp. (A) (B)	55,182	247,767
CNX Resources Corp. (A)	12,888	184,427
Energen Corp. (A)	4,957	427,145
Gulfport Energy Corp. (A)	9,539	99,301
Matador Resources Co. (A)	6,264	207,025
Murphy Oil Corp.	9,839	328,032
Oasis Petroleum, Inc. (A)	16,158	229,121
PBF Energy, Inc., Class A	7,249	361,798
QEP Resources, Inc. (A)	14,334	162,261
Range Resources Corp.	12,524	212,783
SM Energy Co.	6,240	196,747
Southwestern Energy Co. (A)	35,465	181,226
World Fuel Services Corp.	4,110	113,765
WPX Energy, Inc. (A)	23,882	480,506

		3,596,946

Paper & Forest Products - 0.4%
Domtar Corp.	3,804	198,455
Louisiana-Pacific Corp.	8,633	228,688

		427,143

Personal Products - 0.4%
Edgewell Personal Care Co. (A)	3,269	151,126
Nu Skin Enterprises, Inc., Class A	3,359	276,849

		427,975

Pharmaceuticals - 0.7%
Akorn, Inc. (A)	5,691	73,869
Catalent, Inc. (A)	8,763	399,155
Mallinckrodt PLC (A)	5,033	147,517
Prestige Consumer Healthcare, Inc. (A)	3,129	118,558

		739,099

Professional Services - 0.6%
Dun & Bradstreet Corp.	2,246	320,077
ManpowerGroup, Inc.	3,925	337,393

		657,470

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	2,754	397,457
Realogy Holdings Corp. (B)	7,502	154,841

		552,298

Road & Rail - 1.8%
Avis Budget Group, Inc. (A)	4,024	129,331
Genesee & Wyoming, Inc., Class A (A)	3,595	327,109
Knight-Swift Transportation Holdings, Inc. (B)	7,757	267,461
Landstar System, Inc.	2,486	303,292
Old Dominion Freight Line, Inc.	3,968	639,880
Ryder System, Inc.	3,212	234,701
Werner Enterprises, Inc.	2,687	94,986

		1,996,760

Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (A)	3,691	142,473
Cree, Inc. (A) (B)	6,157	233,165
Cypress Semiconductor Corp. (B)	21,869	316,882
First Solar, Inc. (A)	4,564	220,989
Integrated Device Technology, Inc. (A)	7,824	367,806
MKS Instruments, Inc.	3,314	265,617
Monolithic Power Systems, Inc.	2,354	295,498
Silicon Laboratories, Inc. (A)	2,622	240,700

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc. (A)	2,139	$ 97,581
Teradyne, Inc.	11,277	417,023
Versum Materials, Inc.	6,590	237,306

		2,835,040

Software - 4.6%
ACI Worldwide, Inc. (A)	7,002	197,036
Blackbaud, Inc.	2,939	298,250
CDK Global, Inc.	7,830	489,845
CommVault Systems, Inc. (A)	2,324	162,680
Fair Isaac Corp. (A)	1,763	402,934
Fortinet, Inc. (A)	8,696	802,380
j2 Global, Inc.	2,830	234,465
LiveRamp Holdings, Inc. (A)	4,686	231,535
LogMeIn, Inc.	3,137	279,507
Manhattan Associates, Inc. (A)	3,978	217,199
PTC, Inc. (A)	6,415	681,209
Tyler Technologies, Inc. (A)	2,338	572,950
Ultimate Software Group, Inc. (A)	1,887	607,972

		5,177,962

Specialty Retail - 2.2%
Aaron’s, Inc.	4,184	227,861
American Eagle Outfitters, Inc.	10,192	253,067
AutoNation, Inc. (A)	3,479	144,552
Bed Bath & Beyond, Inc.	8,476	127,140
Dick’s Sporting Goods, Inc.	4,629	164,237
Five Below, Inc. (A)	3,371	438,432
Michaels Cos., Inc. (A)	5,909	95,903
Murphy USA, Inc. (A)	1,810	154,683
Sally Beauty Holdings, Inc. (A)	7,267	133,640
Signet Jewelers, Ltd.	3,140	207,020
Urban Outfitters, Inc. (A)	4,613	188,672
Williams-Sonoma, Inc. (B)	4,873	320,254

		2,455,461

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	7,132	202,620

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	2,811	277,165
Deckers Outdoor Corp. (A)	1,819	215,697
Skechers U.S.A., Inc., Class A (A)	8,172	228,244

		721,106

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (A) (B)	450	103,545
New York Community Bancorp, Inc.	29,661	307,585
Washington Federal, Inc.	5,053	161,696

		572,826

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.8%
GATX Corp.	2,280	$ 197,425
MSC Industrial Direct Co., Inc., Class A	2,786	245,474
NOW, Inc. (A)	6,556	108,502
Watsco, Inc.	1,939	345,336

		896,737

Water Utilities - 0.4%
Aqua America, Inc.	10,762	397,118

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	5,570	169,495

Total Common Stocks (Cost $103,970,857)		109,872,554

OTHER INVESTMENT COMPANY - 4.1%
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	4,599,073	4,599,073

Total Other Investment Company (Cost $4,599,073)		4,599,073

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $2,001,483 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $2,044,710.	$ 2,001,275	2,001,275

Total Repurchase Agreement (Cost $2,001,275)		2,001,275

Total Investments (Cost $110,571,205)		116,472,902
Net Other Assets (Liabilities) - (4.0)%		(4,513,508)

Net Assets - 100.0%		$ 111,959,394

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P MidCap 400® E-Mini Index	Long	10	12/21/2018	$2,044,995	$2,025,200	$—	$(19,795)

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2018 Form N-Q

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$109,872,554	$—	$—	$109,872,554
Other Investment Company	4,599,073	—	—	4,599,073
Repurchase Agreement	—	2,001,275	—	2,001,275

Total Investments	$114,471,627	$2,001,275	$—	$116,472,902

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(19,795)	$—	$—	$(19,795)

Total Other Financial Instruments	$(19,795)	$—	$—	$(19,795)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,484,752. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Fund recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.7%
Arconic, Inc.	7,672	$ 168,861
Boeing Co.	9,537	3,546,810
General Dynamics Corp.	4,971	1,017,663
Harris Corp.	2,097	354,833
Huntington Ingalls Industries, Inc.	773	197,950
L3 Technologies, Inc.	1,398	297,243
Lockheed Martin Corp.	4,422	1,529,835
Northrop Grumman Corp.	3,108	986,386
Raytheon Co.	5,092	1,052,313
Rockwell Collins, Inc.	2,934	412,139
Textron, Inc.	4,434	316,898
TransDigm Group, Inc. (A)	864	321,667
United Technologies Corp.	13,425	1,876,949

		12,079,547

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	2,473	242,156
Expeditors International of Washington, Inc.	3,112	228,825
FedEx Corp.	4,343	1,045,751
United Parcel Service, Inc., Class B	12,377	1,445,015

		2,961,747

Airlines - 0.5%
Alaska Air Group, Inc.	2,198	151,354
American Airlines Group, Inc.	7,316	302,371
Delta Air Lines, Inc.	11,229	649,373
Southwest Airlines Co.	9,205	574,852
United Continental Holdings, Inc. (A)	4,087	363,988

		2,041,938

Auto Components - 0.1%
Aptiv PLC	4,725	396,427
BorgWarner, Inc.	3,728	159,484
Goodyear Tire & Rubber Co.	4,231	98,963

		654,874

Automobiles - 0.4%
Ford Motor Co.	69,879	646,381
General Motors Co.	23,421	788,585
Harley-Davidson, Inc.	2,973	134,677

		1,569,643

Banks - 5.8%
Bank of America Corp.	165,807	4,884,674
BB&T Corp.	13,824	671,017
Citigroup, Inc.	44,921	3,222,633
Citizens Financial Group, Inc.	8,495	327,652
Comerica, Inc.	3,059	275,922
Fifth Third Bancorp	11,894	332,080
Huntington Bancshares, Inc.	19,710	294,073
JPMorgan Chase & Co.	59,991	6,769,384
KeyCorp	18,778	373,494
M&T Bank Corp.	2,567	422,374
People’s United Financial, Inc.	6,227	106,606
PNC Financial Services Group, Inc.	8,288	1,128,743
Regions Financial Corp.	19,679	361,110
SunTrust Banks, Inc.	8,224	549,281
SVB Financial Group (A)	950	295,289

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	27,333	$ 1,443,456
Wells Fargo & Co.	77,370	4,066,567
Zions Bancorporation	3,470	174,021

		25,698,376

Beverages - 1.7%
Brown-Forman Corp., Class B	3,008	152,054
Coca-Cola Co.	68,322	3,155,793
Constellation Brands, Inc., Class A	2,996	645,998
Molson Coors Brewing Co., Class B	3,341	205,472
Monster Beverage Corp. (A)	7,101	413,846
PepsiCo, Inc.	25,245	2,822,391

		7,395,554

Biotechnology - 2.6%
AbbVie, Inc.	27,029	2,556,403
Alexion Pharmaceuticals, Inc. (A)	3,978	552,982
Amgen, Inc.	11,554	2,395,028
Biogen, Inc. (A)	3,596	1,270,503
Celgene Corp. (A)	12,555	1,123,547
Gilead Sciences, Inc.	23,139	1,786,562
Incyte Corp. (A)	3,149	217,533
Regeneron Pharmaceuticals, Inc. (A)	1,383	558,787
Vertex Pharmaceuticals, Inc. (A)	4,562	879,280

		11,340,625

Building Products - 0.3%
A.O. Smith Corp.	2,580	137,694
Allegion PLC	1,696	153,607
Fortune Brands Home & Security, Inc.	2,542	133,099
Johnson Controls International PLC	16,510	577,850
Masco Corp.	5,488	200,861

		1,203,111

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	954	130,431
Ameriprise Financial, Inc.	2,532	373,875
Bank of New York Mellon Corp.	16,421	837,307
BlackRock, Inc.	2,193	1,033,627
Cboe Global Markets, Inc.	1,996	191,536
Charles Schwab Corp.	21,463	1,054,907
CME Group, Inc.	6,079	1,034,707
E*TRADE Financial Corp. (A)	4,635	242,828
Franklin Resources, Inc.	5,457	165,947
Goldman Sachs Group, Inc.	6,268	1,405,536
Intercontinental Exchange, Inc.	10,236	766,574
Invesco, Ltd.	7,334	167,802
Moody’s Corp.	2,980	498,256
Morgan Stanley	23,669	1,102,265
MSCI, Inc.	1,586	281,372
Nasdaq, Inc.	2,056	176,405
Northern Trust Corp.	3,986	407,090
Raymond James Financial, Inc.	2,344	215,765
S&P Global, Inc.	4,489	877,106
State Street Corp.	6,772	567,358
T. Rowe Price Group, Inc.	4,341	473,950

		12,004,644

Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,914	653,834
Albemarle Corp. (B)	1,936	193,174
CF Industries Holdings, Inc.	4,167	226,851
DowDuPont, Inc.	41,186	2,648,672
Eastman Chemical Co.	2,522	241,406

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	4,538	$ 711,468
FMC Corp.	2,403	209,494
International Flavors & Fragrances, Inc.	1,637	227,739
LyondellBasell Industries NV, Class A	5,698	584,102
Mosaic Co.	6,330	205,598
PPG Industries, Inc.	4,320	471,442
Praxair, Inc.	5,133	825,027
Sherwin-Williams Co.	1,467	667,793

		7,866,600

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,537	304,034
Copart, Inc. (A)	3,649	188,033
Republic Services, Inc.	3,891	282,720
Rollins, Inc.	1,752	106,329
Stericycle, Inc. (A)	1,533	89,957
Waste Management, Inc.	7,040	636,134

		1,607,207

Communications Equipment - 1.1%
Arista Networks, Inc. (A)	922	245,123
Cisco Systems, Inc.	81,597	3,969,694
F5 Networks, Inc. (A)	1,086	216,570
Juniper Networks, Inc.	6,154	184,435
Motorola Solutions, Inc.	2,896	376,886

		4,992,708

Construction & Engineering - 0.1%
Fluor Corp.	2,510	145,831
Jacobs Engineering Group, Inc.	2,128	162,792
Quanta Services, Inc. (A)	2,656	88,657

		397,280

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,125	204,694
Vulcan Materials Co.	2,361	262,543

		467,237

Consumer Finance - 0.7%
American Express Co.	12,603	1,342,094
Capital One Financial Corp.	8,540	810,702
Discover Financial Services	6,116	467,568
Synchrony Financial	12,163	378,026

		2,998,390

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,560	169,026
Ball Corp.	6,139	270,054
International Paper Co.	7,298	358,697
Packaging Corp. of America	1,687	185,047
Sealed Air Corp.	2,835	113,825
WestRock Co.	4,554	243,366

		1,340,015

Distributors - 0.1%
Genuine Parts Co.	2,619	260,329
LKQ Corp. (A)	5,678	179,822

		440,151

Diversified Consumer Services - 0.0% (C)
H&R Block, Inc.	3,668	94,451

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	34,797	$ 7,450,386
Jefferies Financial Group, Inc.	5,176	113,665

		7,564,051

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	129,624	4,352,774
CenturyLink, Inc.	16,966	359,679
Verizon Communications, Inc.	73,754	3,937,726

		8,650,179

Electric Utilities - 1.7%
Alliant Energy Corp.	4,173	177,644
American Electric Power Co., Inc.	8,799	623,673
Duke Energy Corp.	12,715	1,017,454
Edison International	5,816	393,627
Entergy Corp.	3,228	261,888
Evergy, Inc.	4,850	266,362
Eversource Energy	5,656	347,505
Exelon Corp.	17,241	752,742
FirstEnergy Corp.	8,675	322,450
NextEra Energy, Inc.	8,418	1,410,857
PG&E Corp. (A)	9,231	424,718
Pinnacle West Capital Corp.	1,999	158,281
PPL Corp.	12,487	365,370
Southern Co.	18,102	789,247
Xcel Energy, Inc.	9,087	428,997

		7,740,815

Electrical Equipment - 0.5%
AMETEK, Inc.	4,139	327,478
Eaton Corp. PLC	7,734	670,770
Emerson Electric Co.	11,218	859,074
Rockwell Automation, Inc.	2,198	412,169

		2,269,491

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,361	504,041
Corning, Inc.	14,459	510,403
FLIR Systems, Inc.	2,464	151,462
IPG Photonics Corp. (A)	643	100,353
TE Connectivity, Ltd.	6,220	546,925

		1,813,184

Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	7,433	251,458
Halliburton Co.	15,706	636,564
Helmerich & Payne, Inc.	1,945	133,758
National Oilwell Varco, Inc.	6,830	294,236
Schlumberger, Ltd.	24,706	1,505,090
TechnipFMC PLC	7,626	238,313

		3,059,419

Entertainment - 2.2%
Activision Blizzard, Inc.	13,609	1,132,133
Electronic Arts, Inc. (A)	5,441	655,586
Netflix, Inc. (A)	7,773	2,908,112
Take-Two Interactive Software, Inc. (A)	2,032	280,396
Twenty-First Century Fox, Inc., Class A	18,815	871,699
Twenty-First Century Fox, Inc., Class B	8,695	398,405
Viacom, Inc., Class B	6,309	212,992
Walt Disney Co.	26,547	3,104,406

		9,563,729

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	1,888	$ 237,491
American Tower Corp.	7,869	1,143,366
Apartment Investment & Management Co., Class A	2,809	123,961
AvalonBay Communities, Inc.	2,467	446,897
Boston Properties, Inc.	2,756	339,236
Crown Castle International Corp.	7,405	824,399
Digital Realty Trust, Inc.	3,679	413,814
Duke Realty Corp.	6,377	180,915
Equinix, Inc.	1,419	614,271
Equity Residential	6,574	435,593
Essex Property Trust, Inc.	1,179	290,871
Extra Space Storage, Inc.	2,258	195,633
Federal Realty Investment Trust	1,312	165,929
HCP, Inc.	8,386	220,720
Host Hotels & Resorts, Inc.	13,239	279,343
Iron Mountain, Inc.	5,108	176,328
Kimco Realty Corp.	7,522	125,918
Macerich Co.	1,888	104,388
Mid-America Apartment Communities, Inc.	2,031	203,466
Prologis, Inc.	11,237	761,756
Public Storage	2,675	539,360
Realty Income Corp.	5,177	294,520
Regency Centers Corp.	3,024	195,562
SBA Communications Corp. (A)	2,050	329,291
Simon Property Group, Inc.	5,519	975,483
SL Green Realty Corp.	1,545	150,684
UDR, Inc.	4,778	193,175
Ventas, Inc.	6,362	345,966
Vornado Realty Trust	3,090	225,570
Welltower, Inc.	6,641	427,149
Weyerhaeuser Co.	13,524	436,419

		11,397,474

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	7,828	1,838,641
Kroger Co.	14,220	413,944
Sysco Corp.	8,536	625,262
Walgreens Boots Alliance, Inc.	15,057	1,097,655
Walmart, Inc.	25,616	2,405,599

		6,381,101

Food Products - 1.0%
Archer-Daniels-Midland Co.	9,991	502,248
Campbell Soup Co. (B)	3,435	125,824
Conagra Brands, Inc.	6,991	237,484
General Mills, Inc.	10,638	456,583
Hershey Co.	2,495	254,490
Hormel Foods Corp. (B)	4,853	191,208
J.M. Smucker, Co.	2,030	208,298
Kellogg Co.	4,517	316,280
Kraft Heinz Co.	11,099	611,666
McCormick & Co., Inc.	2,165	285,239
Mondelez International, Inc., Class A	26,178	1,124,607
Tyson Foods, Inc., Class A	5,282	314,438

		4,628,365

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	31,314	2,297,195
ABIOMED, Inc. (A)	801	360,250
Align Technology, Inc. (A)	1,305	510,542
Baxter International, Inc.	8,869	683,711
Becton Dickinson and Co.	4,776	1,246,536

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (A)	24,685	$ 950,372
Cooper Cos., Inc.	877	243,061
Danaher Corp.	10,992	1,194,391
DENTSPLY SIRONA, Inc.	3,969	149,790
Edwards Lifesciences Corp. (A)	3,737	650,612
Hologic, Inc. (A)	4,857	199,040
IDEXX Laboratories, Inc. (A)	1,546	385,974
Intuitive Surgical, Inc. (A)	2,030	1,165,220
Medtronic PLC	24,106	2,371,307
ResMed, Inc.	2,548	293,886
Stryker Corp.	5,541	984,525
Varian Medical Systems, Inc. (A)	1,634	182,894
Zimmer Biomet Holdings, Inc.	3,632	477,499

		14,346,805

Health Care Providers & Services - 3.4%
Aetna, Inc.	5,839	1,184,441
AmerisourceBergen Corp.	2,858	263,565
Anthem, Inc.	4,640	1,271,592
Cardinal Health, Inc.	5,512	297,648
Centene Corp. (A)	3,664	530,474
Cigna Corp.	4,344	904,638
CVS Health Corp.	18,172	1,430,500
DaVita, Inc. (A)	2,264	162,170
Envision Healthcare Corp. (A)	2,162	98,868
Express Scripts Holding Co. (A)	10,036	953,520
HCA Healthcare, Inc.	4,818	670,280
Henry Schein, Inc. (A)	2,733	232,387
Humana, Inc.	2,459	832,421
Laboratory Corp. of America Holdings (A)	1,819	315,924
McKesson Corp.	3,566	473,030
Quest Diagnostics, Inc.	2,439	263,193
UnitedHealth Group, Inc.	17,180	4,570,567
Universal Health Services, Inc., Class B	1,537	196,490
WellCare Health Plans, Inc. (A)	892	285,877

		14,937,585

Health Care Technology - 0.1%
Cerner Corp. (A)	5,873	378,280

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	7,198	459,017
Chipotle Mexican Grill, Inc. (A)	437	198,625
Darden Restaurants, Inc.	2,215	246,286
Hilton Worldwide Holdings, Inc.	5,323	429,992
Marriott International, Inc., Class A	5,141	678,766
McDonald’s Corp.	13,848	2,316,632
MGM Resorts International	9,121	254,567
Norwegian Cruise Line Holdings, Ltd. (A)	3,637	208,873
Royal Caribbean Cruises, Ltd.	3,059	397,486
Starbucks Corp.	24,081	1,368,764
Wynn Resorts, Ltd.	1,745	221,720
Yum! Brands, Inc.	5,665	515,005

		7,295,733

Household Durables - 0.3%
D.R. Horton, Inc.	6,125	258,353
Garmin, Ltd.	2,157	151,098
Leggett & Platt, Inc.	2,323	101,724
Lennar Corp., Class A	5,207	243,115
Mohawk Industries, Inc. (A)	1,132	198,496
Newell Brands, Inc.	7,759	157,508
PulteGroup, Inc.	4,664	115,527
Whirlpool Corp.	1,152	136,800

		1,362,621

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.4%
Church & Dwight Co., Inc.	4,380	$ 260,041
Clorox Co.	2,286	343,837
Colgate-Palmolive Co.	15,489	1,036,988
Kimberly-Clark Corp.	6,206	705,250
Procter & Gamble Co.	44,431	3,697,992

		6,044,108

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	11,811	165,354
NRG Energy, Inc.	5,416	202,558

		367,912

Industrial Conglomerates - 1.5%
3M Co.	10,471	2,206,344
General Electric Co.	155,133	1,751,452
Honeywell International, Inc.	13,255	2,205,632
Roper Technologies, Inc.	1,845	546,507

		6,709,935

Insurance - 2.3%
Aflac, Inc.	13,705	645,094
Allstate Corp.	6,180	609,966
American International Group, Inc.	15,858	844,280
Aon PLC	4,331	666,021
Arthur J. Gallagher & Co.	3,260	242,675
Assurant, Inc.	942	101,689
Brighthouse Financial, Inc. (A)	2,138	94,585
Chubb, Ltd.	8,269	1,105,069
Cincinnati Financial Corp.	2,700	207,387
Everest Re Group, Ltd.	729	166,555
Hartford Financial Services Group, Inc.	6,398	319,644
Lincoln National Corp.	3,868	261,709
Loews Corp.	4,963	249,292
Marsh & McLennan Cos., Inc.	9,014	745,638
MetLife, Inc.	17,758	829,654
Principal Financial Group, Inc.	4,727	276,955
Progressive Corp.	10,408	739,384
Prudential Financial, Inc.	7,443	754,125
Torchmark Corp.	1,851	160,463
Travelers Cos., Inc.	4,778	619,754
Unum Group	3,904	152,529
Willis Towers Watson PLC	2,334	328,954

		10,121,422

Interactive Media & Services - 4.6%
Alphabet, Inc., Class A (A)	5,336	6,440,979
Alphabet, Inc., Class C (A)	5,496	6,559,311
Facebook, Inc., Class A (A)	43,048	7,079,674
TripAdvisor, Inc. (A)	1,826	93,254
Twitter, Inc. (A)	12,851	365,739

		20,538,957

Internet & Catalog Retail - 0.1%
eBay, Inc. (A)	16,603	548,231

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (A)	7,313	14,647,939
Booking Holdings, Inc. (A)	847	1,680,448
Expedia Group, Inc.	2,122	276,879

		16,605,266

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.8%
Accenture PLC, Class A	11,437	$ 1,946,577
Akamai Technologies, Inc. (A)	3,026	221,352
Alliance Data Systems Corp.	843	199,083
Automatic Data Processing, Inc.	7,820	1,178,161
Broadridge Financial Solutions, Inc.	2,076	273,928
Cognizant Technology Solutions Corp., Class A	10,357	799,043
DXC Technology Co.	5,019	469,377
Fidelity National Information Services, Inc.	5,869	640,132
Fiserv, Inc. (A)	7,228	595,443
FleetCor Technologies, Inc. (A)	1,578	359,531
Gartner, Inc. (A)	1,621	256,928
Global Payments, Inc.	2,824	359,778
International Business Machines Corp.	16,293	2,463,665
Mastercard, Inc., Class A	16,284	3,624,981
Paychex, Inc.	5,714	420,836
PayPal Holdings, Inc. (A)	21,128	1,855,883
Total System Services, Inc.	2,996	295,825
VeriSign, Inc. (A)	1,915	306,630
Visa, Inc., Class A	31,713	4,759,804
Western Union Co.	7,983	152,156

		21,179,113

Leisure Products - 0.1%
Hasbro, Inc.	2,085	219,175
Mattel, Inc. (A) (B)	6,143	96,445

		315,620

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,690	401,373
Illumina, Inc. (A)	2,624	963,165
IQVIA Holdings, Inc. (A)	2,893	375,338
Mettler-Toledo International, Inc. (A)	450	274,041
PerkinElmer, Inc.	1,977	192,303
Thermo Fisher Scientific, Inc.	7,190	1,754,935
Waters Corp. (A)	1,376	267,880

		4,229,035

Machinery - 1.5%
Caterpillar, Inc.	10,609	1,617,766
Cummins, Inc.	2,682	391,760
Deere & Co.	5,742	863,195
Dover Corp.	2,636	233,365
Flowserve Corp.	2,336	127,756
Fortive Corp. (B)	5,490	462,258
Illinois Tool Works, Inc.	5,507	777,148
Ingersoll-Rand PLC	4,379	447,972
PACCAR, Inc.	6,257	426,665
Parker-Hannifin Corp.	2,363	434,626
Pentair PLC	2,880	124,848
Snap-on, Inc.	1,007	184,885
Stanley Black & Decker, Inc.	2,731	399,928
Xylem, Inc.	3,206	256,063

		6,748,235

Media - 1.2%
CBS Corp., Class B	6,043	347,170
Charter Communications, Inc., Class A (A)	3,187	1,038,580
Comcast Corp., Class A	81,617	2,890,058
Discovery, Inc., Class A (A)	2,789	89,248
Discovery, Inc., Class C (A)	6,420	189,904
DISH Network Corp., Class A (A)	4,089	146,223
Interpublic Group of Cos., Inc.	6,850	156,659

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	6,843	$ 90,259
News Corp., Class B	2,209	30,042
Omnicom Group, Inc.	4,005	272,420

		5,250,563

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	25,864	360,027
Newmont Mining Corp.	9,521	287,534
Nucor Corp.	5,647	358,302

		1,005,863

Multi-Utilities - 0.9%
Ameren Corp.	4,356	275,386
CenterPoint Energy, Inc.	8,783	242,850
CMS Energy Corp.	5,056	247,744
Consolidated Edison, Inc.	5,553	423,083
Dominion Energy, Inc.	11,670	820,167
DTE Energy Co.	3,245	354,127
NiSource, Inc.	6,480	161,482
Public Service Enterprise Group, Inc.	9,020	476,166
SCANA Corp.	2,546	99,014
Sempra Energy	4,881	555,214
WEC Energy Group, Inc.	5,632	375,992

		4,031,225

Multiline Retail - 0.5%
Dollar General Corp.	4,740	518,082
Dollar Tree, Inc. (A)	4,246	346,261
Kohl’s Corp.	2,976	221,861
Macy’s, Inc.	5,479	190,286
Nordstrom, Inc.	2,046	122,371
Target Corp.	9,395	828,733

		2,227,594

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	9,140	616,127
Apache Corp.	6,827	325,443
Cabot Oil & Gas Corp.	7,875	177,345
Chevron Corp.	34,203	4,182,343
Cimarex Energy Co.	1,702	158,184
Concho Resources, Inc. (A)	3,575	546,081
ConocoPhillips	20,743	1,605,508
Devon Energy Corp.	9,082	362,735
EOG Resources, Inc.	10,339	1,318,946
EQT Corp.	4,712	208,412
Exxon Mobil Corp.	75,572	6,425,131
Hess Corp.	4,493	321,609
HollyFrontier Corp.	2,893	202,221
Kinder Morgan, Inc.	33,876	600,621
Marathon Oil Corp.	15,246	354,927
Marathon Petroleum Corp.	11,966	956,921
Newfield Exploration Co. (A)	3,567	102,837
Noble Energy, Inc.	8,624	268,983
Occidental Petroleum Corp.	13,650	1,121,621
ONEOK, Inc.	7,341	497,646
Phillips 66	7,624	859,377
Pioneer Natural Resources Co.	3,042	529,886
Valero Energy Corp.	7,629	867,799
Williams Cos., Inc.	21,587	586,951

		23,197,654

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.1%
Coty, Inc., Class A	8,041	$ 100,995
Estee Lauder Cos., Inc., Class A	4,001	581,425

		682,420

Pharmaceuticals - 4.7%
Allergan PLC	5,695	1,084,783
Bristol-Myers Squibb Co.	29,128	1,808,266
Eli Lilly & Co.	17,062	1,830,923
Johnson & Johnson	47,886	6,616,409
Merck & Co., Inc.	47,472	3,367,664
Mylan NV (A)	9,203	336,830
Nektar Therapeutics (A)	3,079	187,696
Perrigo Co. PLC	2,247	159,088
Pfizer, Inc.	104,637	4,611,352
Zoetis, Inc.	8,600	787,416

		20,790,427

Professional Services - 0.3%
Equifax, Inc.	2,149	280,595
IHS Markit, Ltd. (A)	6,368	343,617
Nielsen Holdings PLC	6,358	175,862
Robert Half International, Inc.	2,186	153,851
Verisk Analytics, Inc. (A)	2,940	354,417

		1,308,342

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,641	248,768

Road & Rail - 1.0%
CSX Corp.	14,563	1,078,390
JB Hunt Transport Services, Inc.	1,561	185,665
Kansas City Southern	1,824	206,623
Norfolk Southern Corp.	4,998	902,139
Union Pacific Corp.	13,200	2,149,356

		4,522,173

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	15,313	473,019
Analog Devices, Inc.	6,634	613,380
Applied Materials, Inc.	17,546	678,153
Broadcom, Inc.	7,705	1,901,055
Intel Corp.	82,305	3,892,203
KLA-Tencor Corp.	2,787	283,466
Lam Research Corp.	2,813	426,732
Microchip Technology, Inc. (B)	4,205	331,817
Micron Technology, Inc. (A)	20,702	936,352
NVIDIA Corp.	10,853	3,049,910
Qorvo, Inc. (A)	2,243	172,464
QUALCOMM, Inc.	25,104	1,808,241
Skyworks Solutions, Inc.	3,195	289,818
Texas Instruments, Inc.	17,353	1,861,803
Xilinx, Inc.	4,514	361,887

		17,080,300

Software - 6.0%
Adobe Systems, Inc. (A)	8,740	2,359,363
ANSYS, Inc. (A)	1,505	280,953
Autodesk, Inc. (A)	3,902	609,141
CA, Inc.	5,598	247,152
Cadence Design Systems, Inc. (A)	5,048	228,775
Citrix Systems, Inc. (A)	2,300	255,668
Intuit, Inc.	4,617	1,049,906
Microsoft Corp.	136,875	15,654,394

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	50,454	$ 2,601,408
Red Hat, Inc. (A)	3,166	431,463
salesforce.com, Inc. (A)	13,507	2,148,018
Symantec Corp.	11,094	236,080
Synopsys, Inc. (A)	2,652	261,514

		26,363,835

Specialty Retail - 2.4%
Advance Auto Parts, Inc.	1,322	222,532
AutoZone, Inc. (A)	472	366,131
Best Buy Co., Inc.	4,339	344,343
CarMax, Inc. (A)	3,152	235,360
Foot Locker, Inc.	2,087	106,395
Gap, Inc.	3,873	111,736
Home Depot, Inc.	20,422	4,230,417
L Brands, Inc.	4,075	123,473
Lowe’s Cos., Inc.	14,476	1,662,134
O’Reilly Automotive, Inc. (A)	1,438	499,446
Ross Stores, Inc.	6,721	666,051
Tiffany & Co.	1,945	250,847
TJX Cos., Inc.	11,193	1,253,840
Tractor Supply Co.	2,174	197,573
Ulta Beauty, Inc. (A)	1,014	286,070

		10,556,348

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	81,902	18,488,557
Hewlett Packard Enterprise Co.	26,268	428,431
HP, Inc.	28,245	727,874
NetApp, Inc.	4,628	397,499
Seagate Technology PLC	4,665	220,888
Western Digital Corp.	5,201	304,466
Xerox Corp.	3,962	106,895

		20,674,610

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (B)	6,435	118,597
Michael Kors Holdings, Ltd. (A)	2,665	182,713
NIKE, Inc., Class B	22,856	1,936,360
PVH Corp.	1,369	197,684
Ralph Lauren Corp.	986	135,624
Tapestry, Inc.	5,141	258,438
Under Armour, Inc., Class A (A) (B)	3,321	70,472
Under Armour, Inc., Class C (A)	3,405	66,261
VF Corp.	5,803	542,290

		3,508,439

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.0%
Altria Group, Inc.	33,650	$ 2,029,432
Philip Morris International, Inc.	27,747	2,262,490

		4,291,922

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,122	297,179
United Rentals, Inc. (A)	1,477	241,637
WW Grainger, Inc.	812	290,217

		829,033

Water Utilities - 0.1%
American Water Works Co., Inc.	3,222	283,439

Total Common Stocks (Cost $407,091,826)		438,803,719

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (D)	1,321,243	1,321,243

Total Other Investment Company (Cost $1,321,243)		1,321,243

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.25% (D), dated 09/28/2018, to be repurchased at $3,360,750 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $3,432,019.	$ 3,360,400	3,360,400

Total Repurchase Agreement (Cost $3,360,400)		3,360,400

Total Investments (Cost $411,773,469)		443,485,362
Net Other Assets (Liabilities) - (0.5)%		(2,024,914)

Net Assets - 100.0%		$ 441,460,448

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	18	12/21/2018	$2,604,884	$2,627,100	$22,216	$—

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2018 Form N-Q

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$438,803,719	$—	$—	$438,803,719
Other Investment Company	1,321,243	—	—	1,321,243
Repurchase Agreement	—	3,360,400	—	3,360,400

Total Investments	$440,124,962	$3,360,400	$—	$443,485,362

Other Financial Instruments
Futures Contracts (F)	$22,216	$—	$—	$22,216

Total Other Financial Instruments	$22,216	$—	$—	$22,216

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,290,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2018.
(E)	The Fund recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.3%
AAR Corp.	1,668	$ 79,880
Aerojet Rocketdyne Holdings, Inc. (A)	3,591	122,058
Aerovironment, Inc. (A)	1,100	123,387
Axon Enterprise, Inc. (A)	3,011	206,043
Cubic Corp.	1,295	94,600
Engility Holdings, Inc. (A)	935	33,651
Mercury Systems, Inc. (A)	2,500	138,300
Moog, Inc., Class A	1,676	144,086
National Presto Industries, Inc.	259	33,579
Triumph Group, Inc.	2,572	59,927

		1,035,511

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (A)	1,321	84,214
Echo Global Logistics, Inc. (A)	1,474	45,620
Forward Air Corp.	1,515	108,625
Hub Group, Inc., Class A (A)	1,741	79,390

		317,849

Airlines - 0.8%
Allegiant Travel Co.	659	83,561
Hawaiian Holdings, Inc.	2,620	105,062
SkyWest, Inc.	2,689	158,382

		347,005

Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc. (A)	5,767	100,576
Cooper Tire & Rubber Co.	2,585	73,156
Cooper-Standard Holdings, Inc. (A)	856	102,703
Dorman Products, Inc. (A)	1,508	115,995
Fox Factory Holding Corp. (A)	1,953	136,808
Gentherm, Inc. (A)	1,883	85,582
LCI Industries	1,302	107,806
Motorcar Parts of America, Inc. (A)	977	22,911
Standard Motor Products, Inc.	1,042	51,287
Superior Industries International, Inc.	1,189	20,272

		817,096

Automobiles - 0.1%
Winnebago Industries, Inc.	1,482	49,128

Banks - 8.4%
Ameris Bancorp	2,061	94,188
Banc of California, Inc. (B)	2,202	41,618
Banner Corp.	1,669	103,762
Berkshire Hills Bancorp, Inc.	2,088	84,982
Boston Private Financial Holdings, Inc.	4,367	59,610
Brookline Bancorp, Inc.	4,152	69,338
Central Pacific Financial Corp.	1,519	40,147
City Holding Co.	798	61,286
Columbia Banking System, Inc.	3,783	146,667
Community Bank System, Inc.	2,639	161,164
Customers Bancorp, Inc. (A)	1,505	35,413
CVB Financial Corp.	5,289	118,050
Fidelity Southern Corp.	1,138	28,200
First BanCorp (A)	11,215	102,057
First Commonwealth Financial Corp.	5,183	83,654
First Financial Bancorp	5,055	150,133
First Financial Bankshares, Inc. (B)	3,494	206,495

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First Midwest Bancorp, Inc.	5,327	$ 141,645
Franklin Financial Network, Inc. (A)	628	24,555
Glacier Bancorp, Inc.	4,364	188,045
Great Western Bancorp, Inc.	3,042	128,342
Green Bancorp, Inc.	1,368	30,233
Hanmi Financial Corp.	1,679	41,807
Heritage Financial Corp.	1,713	60,212
Hope Bancorp, Inc.	6,376	103,100
Independent Bank Corp.	1,422	117,457
LegacyTexas Financial Group, Inc.	2,322	98,917
National Bank Holdings Corp., Class A	1,333	50,187
NBT Bancorp, Inc.	2,254	86,509
OFG Bancorp	2,271	36,677
Old National Bancorp	7,867	151,833
Opus Bank	1,116	30,578
Pacific Premier Bancorp, Inc. (A)	2,319	86,267
Preferred Bank	720	42,120
S&T Bancorp, Inc.	1,808	78,395
Seacoast Banking Corp. of Florida (A)	2,435	71,102
ServisFirst Bancshares, Inc.	2,361	92,433
Simmons First National Corp., Class A	4,765	140,329
Southside Bancshares, Inc.	1,703	59,264
Tompkins Financial Corp.	639	51,880
Triumph Bancorp, Inc. (A)	1,248	47,674
United Community Banks, Inc.	4,087	113,986
Westamerica Bancorporation	1,377	82,840

		3,743,151

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	240	43,747
MGP Ingredients, Inc. (B)	652	51,495

		95,242

Biotechnology - 3.1%
Acorda Therapeutics, Inc. (A)	2,035	39,988
AMAG Pharmaceuticals, Inc. (A) (B)	1,780	35,600
Cytokinetics, Inc. (A)	2,821	27,787
Eagle Pharmaceuticals, Inc. (A) (B)	575	39,865
Emergent BioSolutions, Inc. (A)	2,273	149,632
Enanta Pharmaceuticals, Inc. (A)	810	69,223
Ligand Pharmaceuticals, Inc. (A)	1,090	299,194
MiMedx Group, Inc. (A) (B)	5,275	32,599
Momenta Pharmaceuticals, Inc. (A)	4,044	106,357
Myriad Genetics, Inc. (A)	3,662	168,452
Progenics Pharmaceuticals, Inc. (A) (B)	4,330	27,149
REGENXBIO, Inc. (A)	1,517	114,533
Repligen Corp. (A)	2,013	111,641
Spectrum Pharmaceuticals, Inc. (A)	5,104	85,747
Vanda Pharmaceuticals, Inc. (A)	2,714	62,286

		1,370,053

Building Products - 2.3%
AAON, Inc.	2,105	79,569
American Woodmark Corp. (A)	809	63,466
Apogee Enterprises, Inc.	1,460	60,327
Gibraltar Industries, Inc. (A)	1,652	75,331
Griffon Corp.	1,743	28,150
Insteel Industries, Inc.	936	33,584
Patrick Industries, Inc. (A)	1,203	71,218
PGT Innovations, Inc. (A)	3,001	64,822
Quanex Building Products Corp.	1,816	33,051
Simpson Manufacturing Co., Inc.	2,153	156,006

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Trex Co., Inc. (A)	3,032	$ 233,403
Universal Forest Products, Inc.	3,182	112,420

		1,011,347

Capital Markets - 1.1%
Blucora, Inc. (A)	2,460	99,015
Donnelley Financial Solutions, Inc. (A)	1,756	31,468
Greenhill & Co., Inc.	990	26,087
INTL. FCStone, Inc. (A)	820	39,622
Investment Technology Group, Inc.	1,703	36,887
Piper Jaffray Cos.	783	59,782
Virtus Investment Partners, Inc.	370	42,088
Waddell & Reed Financial, Inc., Class A	4,118	87,219
WisdomTree Investments, Inc.	6,007	50,939

		473,107

Chemicals - 2.8%
A. Schulman, Inc., CVR (C) (D) (E)	1,541	0
AdvanSix, Inc. (A)	1,566	53,166
American Vanguard Corp.	1,378	24,804
Balchem Corp.	1,663	186,406
Flotek Industries, Inc. (A)	2,676	6,422
FutureFuel Corp.	1,333	24,714
Hawkins, Inc.	498	20,642
HB Fuller Co.	2,613	135,014
Ingevity Corp. (A)	2,171	221,182
Innophos Holdings, Inc.	1,012	44,933
Innospec, Inc.	1,261	96,782
Koppers Holdings, Inc. (A)	1,094	34,078
Kraton Corp. (A)	1,646	77,609
LSB Industries, Inc. (A)	1,049	10,259
Quaker Chemical Corp.	688	139,120
Rayonier Advanced Materials, Inc.	2,644	48,729
Stepan Co.	1,047	91,099
Tredegar Corp.	1,320	28,578

		1,243,537

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	3,400	109,650
Brady Corp., Class A	2,489	108,894
Essendant, Inc.	1,694	21,717
Interface, Inc.	3,072	71,731
LSC Communications, Inc.	1,723	19,056
Matthews International Corp., Class A	1,657	83,099
Mobile Mini, Inc.	2,306	101,118
Multi-Color Corp.	720	44,820
R.R. Donnelley & Sons Co.	3,635	19,629
Team, Inc. (A) (B)	1,550	34,875
Tetra Tech, Inc.	2,857	195,133
UniFirst Corp.	797	138,399
US Ecology, Inc.	1,135	83,706
Viad Corp.	1,050	62,213

		1,094,040

Communications Equipment - 1.5%
ADTRAN, Inc.	2,465	43,507
Applied Optoelectronics, Inc. (A) (B)	966	23,821
CalAmp Corp. (A)	1,822	43,655
Comtech Telecommunications Corp.	1,221	44,286
Digi International, Inc. (A)	1,407	18,924
Extreme Networks, Inc. (A)	6,110	33,483
Finisar Corp. (A)	6,052	115,291
Harmonic, Inc. (A)	4,442	24,431
NETGEAR, Inc. (A)	1,642	103,200

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Oclaro, Inc. (A)	8,814	$ 78,797
Viavi Solutions, Inc. (A)	11,707	132,757

		662,152

Construction & Engineering - 0.4%
Aegion Corp. (A)	1,668	42,334
Comfort Systems USA, Inc.	1,923	108,457
MYR Group, Inc. (A)	855	27,907
Orion Group Holdings, Inc. (A)	1,492	11,265

		189,963

Construction Materials - 0.1%
US Concrete, Inc. (A) (B)	825	37,826

Consumer Finance - 1.5%
Encore Capital Group, Inc. (A) (B)	1,322	47,394
Enova International, Inc. (A)	1,764	50,803
EZCORP, Inc., Class A (A)	2,659	28,451
FirstCash, Inc.	2,289	187,698
Green Dot Corp., Class A (A)	2,443	216,987
PRA Group, Inc. (A)	2,339	84,204
World Acceptance Corp. (A)	321	36,710

		652,247

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,818	42,269

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,372	80,553

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	848	28,027
Career Education Corp. (A)	3,600	53,748
Regis Corp. (A)	1,711	34,956
Strategic Education, Inc.	1,111	152,240

		268,971

Diversified Telecommunication Services - 1.3%
ATN International, Inc.	560	41,373
Cincinnati Bell, Inc. (A)	2,590	41,311
Cogent Communications Holdings, Inc.	2,159	120,472
Consolidated Communications Holdings, Inc. (B)	3,679	47,974
Frontier Communications Corp. (B)	5,464	35,461
Iridium Communications, Inc. (A)	4,975	111,938
Vonage Holdings Corp. (A)	11,357	160,815

		559,344

Electric Utilities - 0.3%
E.I. Paso Electric Co.	2,101	120,177

Electrical Equipment - 0.4%
AZZ, Inc.	1,344	67,872
Encore Wire Corp.	1,077	53,958
Powell Industries, Inc.	450	16,317
Vicor Corp. (A)	829	38,134

		176,281

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc. (A)	1,486	104,466
Badger Meter, Inc.	1,503	79,584
Bel Fuse, Inc., Class B	508	13,462
Benchmark Electronics, Inc.	2,406	56,300
Control4 Corp. (A)	1,348	46,277
CTS Corp.	1,708	58,584

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.	2,026	$ 15,884
Electro Scientific Industries, Inc. (A)	1,763	30,764
ePlus, Inc. (A)	708	65,632
Fabrinet (A)	1,882	87,061
FARO Technologies, Inc. (A)	877	56,435
II-VI, Inc. (A)	3,036	143,603
Insight Enterprises, Inc. (A)	1,831	99,039
Itron, Inc. (A)	1,725	110,745
Kemet Corp. (A)	2,962	54,945
Knowles Corp. (A)	4,652	77,316
Methode Electronics, Inc.	1,910	69,142
MTS Systems Corp.	922	50,479
OSI Systems, Inc. (A)	869	66,313
Park Electrochemical Corp.	993	19,354
Plexus Corp. (A)	1,664	97,361
Rogers Corp. (A)	949	139,807
Sanmina Corp. (A)	3,509	96,848
ScanSource, Inc. (A)	1,322	52,748
TTM Technologies, Inc. (A)	4,765	75,811

		1,767,960

Energy Equipment & Services - 2.1%
Archrock, Inc.	6,683	81,533
Bristow Group, Inc. (A)	1,847	22,404
C&J Energy Services, Inc. (A)	3,283	68,286
CARBO Ceramics, Inc. (A) (B)	1,103	7,997
Era Group, Inc. (A)	1,053	13,005
Exterran Corp. (A)	1,623	43,058
Geospace Technologies Corp. (A)	702	9,617
Gulf Island Fabrication, Inc.	707	7,035
Helix Energy Solutions Group, Inc. (A)	7,189	71,027
KLX Energy Services Holdings, Inc. (A)	1,048	33,546
Matrix Service Co. (A)	1,387	34,190
Newpark Resources, Inc. (A)	4,676	48,397
Noble Corp. PLC (A)	12,743	89,583
Oil States International, Inc. (A)	3,097	102,820
Pioneer Energy Services Corp. (A)	4,039	11,915
ProPetro Holding Corp. (A)	3,796	62,596
SEACOR Holdings, Inc. (A)	885	43,728
TETRA Technologies, Inc. (A)	6,490	29,270
Unit Corp. (A)	2,793	72,786
US Silica Holdings, Inc. (B)	4,001	75,339

		928,132

Entertainment - 0.1%
Marcus Corp.	1,016	42,723

Equity Real Estate Investment Trusts - 5.3%
Acadia Realty Trust	4,209	117,978
Agree Realty Corp.	1,602	85,098
American Assets Trust, Inc.	1,951	72,753
Armada Hoffler Properties, Inc.	2,525	38,153
CareTrust REIT, Inc.	4,182	74,063
CBL & Associates Properties, Inc. (B)	8,916	35,575
Cedar Realty Trust, Inc.	4,556	21,231
Chatham Lodging Trust	2,369	49,488
Chesapeake Lodging Trust	3,119	100,026
Community Healthcare Trust, Inc.	893	27,665
DiamondRock Hospitality Co.	10,732	125,242
Easterly Government Properties, Inc.	3,118	60,396
EastGroup Properties, Inc.	1,845	176,419
Four Corners Property Trust, Inc.	3,451	88,656
Franklin Street Properties Corp.	5,537	44,241
Getty Realty Corp.	1,731	49,437

Global Net Lease, Inc.	3,682	76,770
Government Properties Income Trust (B)	5,121	57,816

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Hersha Hospitality Trust	1,871	$ 42,416
Independence Realty Trust, Inc.	4,526	47,659
iStar, Inc.	3,510	39,207
Kite Realty Group Trust	4,320	71,928
Lexington Realty Trust	11,025	91,508
LTC Properties, Inc.	2,047	90,293
National Storage Affiliates Trust	2,919	74,259
Pennsylvania Real Estate Investment Trust	3,311	31,322
PS Business Parks, Inc.	1,030	130,903
Ramco-Gershenson Properties Trust	4,139	56,290
Retail Opportunity Investments Corp.	5,823	108,715
Saul Centers, Inc.	593	33,208
Summit Hotel Properties, Inc.	5,409	73,184
Universal Health Realty Income Trust	653	48,590
Urstadt Biddle Properties, Inc., Class A	1,539	32,765
Washington Prime Group, Inc.	9,607	70,131
Whitestone REIT	2,052	28,482

		2,371,867

Food & Staples Retailing - 0.3%
Andersons, Inc.	1,359	51,166
SpartanNash Co.	1,855	37,211
SUPERVALU, Inc. (A)	1,998	64,376

		152,753

Food Products - 1.4%
B&G Foods, Inc. (B)	3,405	93,467
Cal-Maine Foods, Inc.	1,562	75,445
Calavo Growers, Inc. (B)	807	77,956
Darling Ingredients, Inc. (A)	8,502	164,259
Dean Foods Co.	4,718	33,498
J&J Snack Foods Corp.	773	116,638
John B Sanfilippo & Son, Inc.	452	32,264
Seneca Foods Corp., Class A (A)	349	11,761

		605,288

Gas Utilities - 1.0%
NorthWest Natural Holding Co.	1,487	99,480
South Jersey Industries, Inc. (B)	4,415	155,717
Spire, Inc.	2,616	192,407

		447,604

Health Care Equipment & Supplies - 2.8%
AngioDynamics, Inc. (A)	1,914	41,610
Anika Therapeutics, Inc. (A)	753	31,761
CONMED Corp.	1,335	105,759
CryoLife, Inc. (A)	1,747	61,494
Cutera, Inc. (A)	714	23,241
Heska Corp. (A)	348	39,432
Integer Holdings Corp. (A)	1,528	126,748
Invacare Corp.	1,716	24,968
Lantheus Holdings, Inc. (A)	1,978	29,571
LeMaitre Vascular, Inc.	814	31,534
Meridian Bioscience, Inc.	2,189	32,616
Merit Medical Systems, Inc. (A)	2,826	173,658
Natus Medical, Inc. (A)	1,727	61,567
Neogen Corp. (A)	2,677	191,486
OraSure Technologies, Inc. (A)	3,159	48,806
Orthofix Medical, Inc. (A)	976	56,423
Surmodics, Inc. (A)	689	51,434
Tactile Systems Technology, Inc. (A)	861	61,174
Varex Imaging Corp. (A)	1,963	56,260

		1,249,542

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.8%
Aceto Corp.	1,590	$ 3,593
Amedisys, Inc. (A)	1,496	186,940
AMN Healthcare Services, Inc. (A)	2,452	134,125
BioTelemetry, Inc. (A)	1,690	108,921
Community Health Systems, Inc. (A) (B)	6,003	20,770
CorVel Corp. (A)	478	28,800
Cross Country Healthcare, Inc. (A)	1,874	16,360
Diplomat Pharmacy, Inc. (A)	2,920	56,677
Ensign Group, Inc.	2,528	95,862
LHC Group, Inc. (A)	1,505	155,000
Magellan Health, Inc. (A)	1,268	91,359
Owens & Minor, Inc.	3,218	53,161
Providence Service Corp. (A)	569	38,282
Quorum Health Corp. (A)	1,292	7,571
Select Medical Holdings Corp. (A)	5,592	102,893
Tivity Health, Inc. (A)	2,066	66,422
US Physical Therapy, Inc.	655	77,683

		1,244,419

Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	618	16,593
HealthStream, Inc.	1,319	40,902
HMS Holdings Corp. (A)	4,310	141,411
NextGen Healthcare, Inc. (A)	2,454	49,277
Omnicell, Inc. (A)	2,028	145,813
Tabula Rasa HealthCare, Inc. (A)	868	70,473

		464,469

Hotels, Restaurants & Leisure - 2.1%
Belmond, Ltd., Class A (A)	4,625	84,406
BJ’s Restaurants, Inc.	1,085	78,337
Chuy’s Holdings, Inc. (A)	875	22,969
Dave & Buster’s Entertainment, Inc.	2,033	134,625
Dine Brands Global, Inc.	914	74,317
El Pollo Loco Holdings, Inc. (A)	1,136	14,257
Fiesta Restaurant Group, Inc. (A)	1,211	32,394
Monarch Casino & Resort, Inc. (A)	610	27,725
Penn National Gaming, Inc. (A)	4,389	144,486
Red Robin Gourmet Burgers, Inc. (A)	671	26,941
Ruth’s Hospitality Group, Inc.	1,473	46,473
Shake Shack, Inc., Class A (A)	1,327	83,614
Sonic Corp.	1,770	76,712
Wingstop, Inc.	1,512	103,224

		950,480

Household Durables - 1.8%
Cavco Industries, Inc. (A)	440	111,320
Ethan Allen Interiors, Inc.	1,274	26,435
Installed Building Products, Inc. (A)	1,142	44,538
iRobot Corp. (A) (B)	1,415	155,537
La-Z-Boy, Inc.	2,411	76,187
LGI Homes, Inc. (A) (B)	958	45,447
M/I Homes, Inc. (A)	1,475	35,297
MDC Holdings, Inc.	2,331	68,951
Meritage Homes Corp. (A)	1,973	78,723
TopBuild Corp. (A)	1,840	104,549
Universal Electronics, Inc. (A)	714	28,096
William Lyon Homes, Class A (A)	1,712	27,204

		802,284

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.5%
Central Garden & Pet Co. (A)	533	$ 19,209
Central Garden & Pet Co., Class A (A)	2,109	69,892
WD-40 Co. (B)	716	123,224

		212,325

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,854	84,821

Insurance - 3.3%
Ambac Financial Group, Inc. (A)	2,341	47,803
American Equity Investment Life Holding Co.	4,662	164,848
AMERISAFE, Inc.	995	61,640
eHealth, Inc. (A)	832	23,512
Employers Holdings, Inc.	1,692	76,648
HCI Group, Inc.	379	16,581
Horace Mann Educators Corp.	2,118	95,098
James River Group Holdings, Ltd.	1,545	65,848
Maiden Holdings, Ltd.	3,563	10,155
Navigators Group, Inc.	1,199	82,851
ProAssurance Corp.	2,769	130,005
RLI Corp.	2,015	158,339
Safety Insurance Group, Inc.	750	67,200
Selective Insurance Group, Inc.	3,038	192,913
Stewart Information Services Corp.	1,226	55,182
Third Point Reinsurance, Ltd. (A)	4,064	52,832
United Fire Group, Inc.	1,099	55,796
United Insurance Holdings Corp.	1,106	24,752
Universal Insurance Holdings, Inc.	1,657	80,448

		1,462,451

Interactive Media & Services - 0.1%
QuinStreet, Inc. (A)	1,898	25,756
XO Group, Inc. (A)	1,271	43,824

		69,580

Internet & Catalog Retail - 0.7%
Liquidity Services, Inc. (A)	1,327	8,426
PetMed Express, Inc. (B)	1,068	35,255
Shutterstock, Inc.	957	52,233
Stamps.com, Inc. (A)	881	199,282

		295,196

Internet & Direct Marketing Retail - 0.4%
Nutrisystem, Inc.	1,520	56,316
Shutterfly, Inc. (A)	1,727	113,792

		170,108

IT Services - 2.4%
CACI International, Inc., Class A (A)	1,276	234,975
Cardtronics PLC, Class A (A)	1,928	61,002
CSG Systems International, Inc.	1,731	69,482
EVERTEC, Inc.	3,117	75,120
ExlService Holdings, Inc. (A)	1,772	117,306
ManTech International Corp., Class A	1,363	86,278
NIC, Inc.	3,437	50,868
Perficient, Inc. (A)	1,797	47,890
Sykes Enterprises, Inc. (A)	2,056	62,687
Travelport Worldwide, Ltd.	6,517	109,942
TTEC Holdings, Inc.	715	18,519
Unisys Corp. (A) (B)	2,634	53,734
Virtusa Corp. (A)	1,413	75,892

		1,063,695

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.6%
Callaway Golf Co.	4,584	$ 111,346
Nautilus, Inc. (A)	1,562	21,790
Sturm Ruger & Co., Inc.	901	62,214
Vista Outdoor, Inc. (A)	2,971	53,151

		248,501

Life Sciences Tools & Services - 0.4%
Cambrex Corp. (A)	1,717	117,443
Luminex Corp.	2,142	64,924

		182,367

Machinery - 5.7%
Actuant Corp., Class A	3,144	87,718
Alamo Group, Inc.	497	45,530
Albany International Corp., Class A	1,497	119,012
Astec Industries, Inc.	1,192	60,089
Barnes Group, Inc.	2,432	172,745
Briggs & Stratton Corp.	2,189	42,094
Chart Industries, Inc. (A)	1,601	125,406
CIRCOR International, Inc.	1,024	48,640
EnPro Industries, Inc.	1,082	78,910
ESCO Technologies, Inc.	1,338	91,051
Federal Signal Corp.	3,109	83,259
Franklin Electric Co., Inc.	2,002	94,595
Greenbrier Cos., Inc.	1,662	99,886
Harsco Corp. (A)	4,175	119,196
Hillenbrand, Inc.	3,218	168,301
John Bean Technologies Corp.	1,632	194,698
Lindsay Corp.	555	55,633
Lydall, Inc. (A)	897	38,661
Mueller Industries, Inc.	2,974	86,187
Proto Labs, Inc. (A)	1,396	225,803
SPX Corp. (A)	2,223	74,048
SPX FLOW, Inc. (A)	2,197	114,244
Standex International Corp.	662	69,014
Tennant Co.	933	70,861
Titan International, Inc.	2,598	19,277
Wabash National Corp.	2,954	53,851
Watts Water Technologies, Inc., Class A	1,436	119,188

		2,557,897

Marine - 0.2%
Matson, Inc.	2,205	87,406

Media - 0.5%
EW Scripps Co., Class A	2,965	48,923
Gannett Co., Inc.	5,835	58,408
New Media Investment Group, Inc.	2,802	43,963
Scholastic Corp.	1,430	66,767

		218,061

Metals & Mining - 0.8%
AK Steel Holding Corp. (A) (B)	16,292	79,831
Century Aluminum Co. (A)	2,533	30,320
Haynes International, Inc.	646	22,933
Kaiser Aluminum Corp.	859	93,682
Materion Corp.	1,045	63,222
Olympic Steel, Inc.	472	9,851
SunCoke Energy, Inc. (A)	3,342	38,834
TimkenSteel Corp. (A)	2,026	30,127

		368,800

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 1.1%
Apollo Commercial Real Estate Finance, Inc.	5,781	$ 109,088
ARMOUR Residential REIT, Inc.	2,165	48,604
Capstead Mortgage Corp.	4,777	37,786
Granite Point Mortgage Trust, Inc.	2,244	43,264
Invesco Mortgage Capital, Inc.	5,765	91,202
New York Mortgage Trust, Inc.	7,181	43,661
PennyMac Mortgage Investment Trust	3,147	63,695
Redwood Trust, Inc.	4,282	69,540

		506,840

Multi-Utilities - 0.4%
Avista Corp.	3,392	171,500

Multiline Retail - 0.1%
JC Penney Co., Inc. (A) (B)	16,255	26,983

Oil, Gas & Consumable Fuels - 2.1%
Bonanza Creek Energy, Inc. (A)	965	28,738
Carrizo Oil & Gas, Inc. (A)	4,399	110,855
Cloud Peak Energy, Inc. (A)	3,913	9,000
CONSOL Energy, Inc. (A)	1,446	59,011
Denbury Resources, Inc. (A)	23,786	147,473
Green Plains, Inc.	2,011	34,589
HighPoint Resources Corp. (A)	5,703	27,831
Laredo Petroleum, Inc. (A)	7,893	64,486
Par Pacific Holdings, Inc. (A)	1,445	29,478
PDC Energy, Inc. (A)	3,412	167,052
Penn Virginia Corp. (A)	692	55,734
Renewable Energy Group, Inc. (A)	1,924	55,411
REX American Resources Corp. (A)	295	22,287
Ring Energy, Inc. (A)	2,931	29,046
SRC Energy, Inc. (A)	12,523	111,329

		952,320

Paper & Forest Products - 1.0%
Boise Cascade Co.	2,008	73,894
Clearwater Paper Corp. (A)	850	25,245
KapStone Paper and Packaging Corp.	4,597	155,884
Neenah, Inc.	869	74,995
P.H. Glatfelter Co.	2,261	43,208
Schweitzer-Mauduit International, Inc.	1,588	60,836

		434,062

Personal Products - 0.5%
Avon Products, Inc. (A)	22,841	50,250
Inter Parfums, Inc.	890	57,361
Medifast, Inc.	617	136,696

		244,307

Pharmaceuticals - 1.5%
Amphastar Pharmaceuticals, Inc. (A)	1,791	34,459
ANI Pharmaceuticals, Inc. (A)	427	24,142
Assertio Therapeutics, Inc. (A)	3,300	19,404
Corcept Therapeutics, Inc. (A) (B)	5,453	76,451
Endo International PLC (A)	10,291	173,197
Innoviva, Inc. (A)	3,512	53,523
Lannett Co., Inc. (A) (B)	1,748	8,303
Medicines Co. (A) (B)	3,391	101,425
Phibro Animal Health Corp., Class A	1,039	44,573
Supernus Pharmaceuticals, Inc. (A)	2,696	135,744

		671,221

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.7%
ASGN, Inc. (A)	2,703	$ 213,348
Exponent, Inc.	2,687	144,023
Forrester Research, Inc.	523	24,006
FTI Consulting, Inc. (A)	1,973	144,404
Heidrick & Struggles International, Inc.	979	33,139
Insperity, Inc.	1,970	232,362
Kelly Services, Inc., Class A	1,607	38,616
Korn/Ferry International	2,940	144,766
Navigant Consulting, Inc.	2,324	53,591
Resources Connection, Inc.	1,549	25,713
TrueBlue, Inc. (A)	2,098	54,653
WageWorks, Inc. (A)	2,047	87,509

		1,196,130

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	2,020	85,809
RE/MAX Holdings, Inc., Class A	916	40,625

		126,434

Road & Rail - 0.6%
ArcBest Corp.	1,326	64,377
Heartland Express, Inc.	2,454	48,418
Marten Transport, Ltd.	2,004	42,184
Saia, Inc. (A)	1,327	101,449

		256,428

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (A)	2,020	104,333
Axcelis Technologies, Inc. (A)	1,671	32,835
Brooks Automation, Inc.	3,648	127,789
Cabot Microelectronics Corp.	1,319	136,081
CEVA, Inc. (A)	1,138	32,718
Cohu, Inc.	1,492	37,449
Diodes, Inc. (A)	2,043	68,012
DSP Group, Inc. (A)	1,008	11,995
FormFactor, Inc. (A)	3,814	52,443
Ichor Holdings, Ltd. (A) (B)	1,258	25,688
Kopin Corp. (A) (B)	3,165	7,659
Kulicke & Soffa Industries, Inc.	3,489	83,178
MaxLinear, Inc. (A)	3,224	64,093
Nanometrics, Inc. (A)	1,246	46,750
PDF Solutions, Inc. (A)	1,427	12,886
Photronics, Inc. (A)	3,531	34,780
Power Integrations, Inc.	1,518	95,938
Rambus, Inc. (A)	5,543	60,474
Rudolph Technologies, Inc. (A)	1,647	40,269
Semtech Corp. (A)	3,419	190,096
SolarEdge Technologies, Inc. (A) (B)	2,208	83,131
Ultra Clean Holdings, Inc. (A)	2,010	25,226
Veeco Instruments, Inc. (A)	2,519	25,820
Xperi Corp.	2,535	37,645

		1,437,288

Software - 2.4%
8x8, Inc. (A)	4,819	102,404
Agilysys, Inc. (A)	911	14,849
Alarm.com Holdings, Inc. (A)	1,798	103,205
Bottomline Technologies de, Inc. (A)	1,890	137,422
Ebix, Inc. (B)	1,171	92,685
LivePerson, Inc. (A)	2,965	76,942
MicroStrategy, Inc., Class A (A)	487	68,482
Monotype Imaging Holdings, Inc.	2,174	43,915
Onespan, Inc. (A)	1,620	30,861

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp.	2,324	$ 82,014
Qualys, Inc. (A)	1,732	154,321
SPS Commerce, Inc. (A)	902	89,514
TiVo Corp.	6,391	79,568

		1,076,182

Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A	3,458	73,033
Asbury Automotive Group, Inc. (A)	1,051	72,256
Ascena Retail Group, Inc. (A)	8,916	40,746
Barnes & Noble Education, Inc. (A)	1,865	10,742
Barnes & Noble, Inc.	2,941	17,058
Big 5 Sporting Goods Corp. (B)	1,040	5,304
Buckle, Inc. (B)	1,468	33,837
Caleres, Inc.	2,230	79,968
Cato Corp., Class A	1,183	24,867
Chico’s FAS, Inc.	6,491	56,277
Children’s Place, Inc. (B)	847	108,247
DSW, Inc., Class A	3,522	119,325
Express, Inc. (A)	3,848	42,559
Francesca’s Holdings Corp. (A)	1,862	6,908
GameStop Corp., Class A (B)	5,260	80,320
Genesco, Inc. (A)	1,028	48,419
Group 1 Automotive, Inc.	977	63,407
Guess?, Inc.	2,929	66,196
Haverty Furniture Cos., Inc.	992	21,923
Hibbett Sports, Inc. (A) (B)	978	18,386
Kirkland’s, Inc. (A)	810	8,173
Lithia Motors, Inc., Class A	1,198	97,829
Lumber Liquidators Holdings, Inc. (A)	1,476	22,863
MarineMax, Inc. (A)	1,162	24,693
Monro, Inc. (B)	1,698	118,181
Office Depot, Inc.	28,630	91,902
Rent-A-Center, Inc. (A)	2,293	32,973
RH (A) (B)	1,010	132,320
Shoe Carnival, Inc.	540	20,790
Sleep Number Corp. (A)	1,802	66,278
Sonic Automotive, Inc., Class A	1,220	23,607
Tailored Brands, Inc.	2,571	64,764
Tile Shop Holdings, Inc.	2,014	14,400
Vitamin Shoppe, Inc. (A)	807	8,070
Zumiez, Inc. (A)	975	25,691

		1,742,312

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (A) (B)	5,888	111,283
Cray, Inc. (A)	2,108	45,322
Diebold Nixdorf, Inc. (B)	3,929	17,681
Electronics For Imaging, Inc. (A)	2,291	78,077

		252,363

Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (A)	3,516	74,856
Fossil Group, Inc. (A) (B)	2,346	54,615
G-III Apparel Group, Ltd. (A)	2,159	104,042
Movado Group, Inc.	853	35,741
Oxford Industries, Inc.	875	78,925
Perry Ellis International, Inc. (A)	632	17,272
Steven Madden, Ltd.	2,749	145,422
Unifi, Inc. (A)	748	21,191
Vera Bradley, Inc. (A)	1,123	17,137
Wolverine World Wide, Inc.	4,910	191,735

		740,936

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. (A)	2,853	$ 98,115
Dime Community Bancshares, Inc.	1,644	29,345
HomeStreet, Inc. (A)	1,393	36,914
Meta Financial Group, Inc.	472	39,011
NMI Holdings, Inc., Class A (A)	3,395	76,897
Northfield Bancorp, Inc.	2,428	38,654
Northwest Bancshares, Inc.	5,327	92,263
Oritani Financial Corp.	2,027	31,520
Provident Financial Services, Inc.	3,174	77,922
TrustCo Bank Corp.	4,985	42,372
Walker & Dunlop, Inc.	1,485	78,527

		641,540

Tobacco - 0.2%
Universal Corp.	1,289	83,785

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,999	156,422
DXP Enterprises, Inc. (A)	817	32,737
Kaman Corp.	1,446	96,564
Veritiv Corp. (A)	581	21,148

		306,871

Water Utilities - 0.5%
American States Water Co.	1,897	115,982
California Water Service Group	2,482	106,478

		222,460

Wireless Telecommunication Services - 0.0% (F)
Spok Holdings, Inc.	934	14,384

Total Common Stocks (Cost $41,427,115)		43,539,924

OTHER INVESTMENT COMPANY - 5.8%
Securities Lending Collateral - 5.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (G)	2,587,094	2,587,094

Total Other Investment Company (Cost $2,587,094)		2,587,094

Principal	Value
REPURCHASE AGREEMENT - 1.6%

Fixed Income Clearing Corp., 1.25% (G), dated 09/28/2018, to be repurchased at $723,343 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $739,576.

$ 723,268	$ 723,268

Total Repurchase Agreement (Cost $723,268)	723,268

Total Investments (Cost $44,737,477)	46,850,286
Net Other Assets (Liabilities) - (5.3)%	(2,339,974)

Net Assets - 100.0%	$ 44,510,312

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	Long	11	12/21/2018	$ 946,803	$ 935,440	$ —	$ (11,363)

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	September 30, 2018 Form N-Q

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$43,539,924	$—	$—	$43,539,924
Other Investment Company	2,587,094	—	—	2,587,094
Repurchase Agreement	—	723,268	—	723,268

Total Investments	$46,127,018	$723,268	$—	$46,850,286

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(11,363)	$—	$—	$(11,363)

Total Other Financial Instruments	$(11,363)	$—	$—	$(11,363)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,520,253. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At September 30, 2018, the value of such securities amounted to $0 or less than 0.1% of the Fund‘s net assets.
(D)	Security deemed worthless.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at September 30, 2018.
(H)	The Fund recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The notes are an integral part of this report. Transamerica ETF Trust	Page 8	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 6.6%
AGL Energy, Ltd.	9,860	$ 139,117
Alumina, Ltd.	22,032	44,157
Amcor, Ltd.	17,556	173,772
AMP, Ltd.	44,395	102,469
APA Group	17,731	128,036
Aristocrat Leisure, Ltd.	9,688	199,357
Atlassian Corp. PLC, Class A (A)	1,812	174,206
Aurizon Holdings, Ltd.	13,593	40,423
AusNet Services (B)	28,028	32,955
Australia & New Zealand Banking Group, Ltd. (B)	43,410	885,115
Bendigo & Adelaide Bank, Ltd.	7,358	57,232
BHP Billiton PLC	31,646	689,670
BHP Billiton, Ltd.	48,121	1,205,746
BlueScope Steel, Ltd.	8,334	102,391
Boral, Ltd.	17,909	89,540
Brambles, Ltd.	24,077	189,888
Caltex Australia, Ltd.	3,952	85,498
Challenger, Ltd.	8,760	70,989
CIMIC Group, Ltd.	1,487	55,259
Coca-Cola Amatil, Ltd.	7,873	55,598
Cochlear, Ltd.	869	126,155
Commonwealth Bank of Australia (B)	26,216	1,354,547
Computershare, Ltd.	7,781	112,317
Crown Resorts, Ltd.	5,715	56,609
CSL, Ltd.	6,797	989,053
Dexus, REIT	15,817	120,853
Domino’s Pizza Enterprises, Ltd.	963	37,069
Flight Centre Travel Group, Ltd. (B)	891	34,271
Fortescue Metals Group, Ltd.	25,575	72,539
Goodman Group, REIT	24,707	185,203
GPT Group, REIT	28,211	106,347
Harvey Norman Holdings, Ltd. (B)	9,544	24,308
Incitec Pivot, Ltd.	25,409	73,171
Insurance Australia Group, Ltd.	35,664	188,890
LendLease Group	8,833	125,649
Macquarie Group, Ltd.	4,775	435,462
Magellan Financial Group, Ltd.	1,070	21,438
Medibank Pvt, Ltd.	41,648	87,691
Mirvac Group, REIT	57,713	100,637
National Australia Bank, Ltd. (B)	40,958	824,154
Newcrest Mining, Ltd.	11,489	161,353
Oil Search, Ltd.	20,001	130,680
Orica, Ltd.	5,681	70,002
Origin Energy, Ltd. (A)	26,403	157,798
Qantas Airways, Ltd.	14,384	61,405
QBE Insurance Group, Ltd.	20,569	165,496
Ramsay Health Care, Ltd.	1,998	79,410
REA Group, Ltd.	802	49,864
Santos, Ltd.	26,535	139,388
Scentre Group, REIT	80,740	231,925
SEEK, Ltd.	5,444	81,774
Sonic Healthcare, Ltd.	6,743	121,533
South32, Ltd.	77,349	219,386
Stockland, REIT	37,845	113,639
Suncorp Group, Ltd.	19,551	204,553
Sydney Airport	16,695	83,229
Tabcorp Holdings, Ltd.	17,869	62,965
Telstra Corp., Ltd. (B)	62,558	144,392
TPG Telecom, Ltd. (B)	3,885	24,006
Transurban Group	32,726	265,677

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Treasury Wine Estates, Ltd.	10,888	$ 137,787
Vicinity Centres, REIT	50,171	95,109
Washington H Soul Pattinson & Co., Ltd.	1,870	35,125
Wesfarmers, Ltd.	17,046	614,832
Westpac Banking Corp.	51,252	1,035,739
Woodside Petroleum, Ltd. (B)	14,060	392,479
Woolworths Group, Ltd.	19,787	402,018

		14,879,345

Austria - 0.4%
ams AG (A) (B)	956	53,692
Andritz AG	1,134	66,186
BUWOG AG (A)	196	6,912
CA Immobilien Anlagen AG	1,382	49,408
Erste Group Bank AG (A)	5,224	217,101
Immofinanz AG (A)	1,692	44,100
Lenzing AG	201	21,023
OMV AG	2,222	124,888
Raiffeisen Bank International AG	2,069	59,598
Verbund AG	1,778	87,604
voestalpine AG	1,805	82,602
Wienerberger AG	1,894	47,385

		860,499

Belgium - 1.2%
Ackermans & van Haaren NV	379	65,987
Ageas	2,929	157,548
Anheuser-Busch InBev SA	14,830	1,295,667
Colruyt SA (B)	921	52,150
Groupe Bruxelles Lambert SA	1,246	130,685
KBC Group NV	5,133	382,163
Proximus SADP	2,382	56,939
Sofina SA	312	62,258
Solvay SA	1,090	146,227
Telenet Group Holding NV (A) (B)	865	47,643
UCB SA	1,937	174,136
Umicore SA	3,129	175,066

		2,746,469

Bermuda - 0.0% (C)
Golar LNG, Ltd. (B)	2,175	60,465

Chile - 0.0% (C)
Antofagasta PLC	5,147	57,387

China - 0.1%
ENN Energy Holdings, Ltd.	12,500	108,627
Fosun International, Ltd.	33,000	58,199

		166,826

Denmark - 1.7%
Ambu A/S, B Shares	2,538	60,996
AP Moller - Maersk A/S, Class A	43	56,426
AP Moller - Maersk A/S, Class B	89	125,037
Carlsberg A/S, Class B	1,623	194,749
Chr Hansen Holding A/S	1,467	148,977
Coloplast A/S, Class B	1,779	181,991
Danske Bank A/S	10,515	276,290
DSV A/S	2,859	260,057
Genmab A/S (A)	913	143,626
GN Store Nord A/S	1,780	86,749
H. Lundbeck A/S	893	55,176
ISS A/S	2,850	100,322
Novo Nordisk A/S, Class B	26,407	1,243,776
Novozymes A/S, Class B	3,292	180,794

The notes are an integral part of this report. Transamerica ETF Trust	Page 1	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Orsted A/S (D)	2,875	$ 195,373
Pandora A/S (B)	1,652	103,206
Rockwool International A/S, B Shares	1	428
Tryg A/S	1,975	49,188
Vestas Wind Systems A/S	3,096	209,475
William Demant Holding A/S (A)	1,625	61,099

		3,733,735

Finland - 1.2%
Amer Sports OYJ (A)	1,882	76,945
Cargotec OYJ, B Shares	622	27,973
Elisa OYJ	2,373	100,685
Fortum OYJ	6,551	164,278
Huhtamaki OYJ (B)	1,489	47,751
Kesko OYJ, Class B	1,102	59,890
Kone OYJ, Class B	6,058	323,813
Metso OYJ	1,938	68,745
Neste OYJ	1,933	159,857
Nokia OYJ	85,049	471,893
Nokian Renkaat OYJ	1,777	72,838
Orion OYJ, Class B (B)	1,583	59,977
Sampo OYJ, Class A	7,153	370,546
Stora Enso OYJ, Class R	8,759	167,610
UPM-Kymmene OYJ	8,065	316,621
Wartsila OYJ Abp (B)	6,858	133,742

		2,623,164

France - 9.5%
Accor SA	2,798	143,710
Aeroports de Paris	489	110,130
Air Liquide SA	6,408	843,279
Airbus SE	8,680	1,090,651
Amundi SA (D)	779	58,396
Atos SE	1,400	166,675
AXA SA	29,017	780,230
BNP Paribas SA	16,853	1,031,785
Bollore SA	14,206	61,381
Bouygues SA	3,332	144,084
Bureau Veritas SA	4,094	105,708
Capgemini SE	2,421	304,820
Carrefour SA	8,874	170,068
Christian Dior SE	178	76,290
Cie de Saint-Gobain	8,330	359,389
Cie Generale des Etablissements Michelin SCA	2,709	323,932
CNP Assurances	2,415	58,232
Credit Agricole SA	18,298	263,241
Danone SA	9,442	731,491
Dassault Aviation SA	45	83,314
Dassault Systemes SE	2,089	312,396
Electricite de France SA	5,246	92,160
Engie SA	24,159	355,388
Essilor International Cie Generale d’Optique SA	3,021	447,208
Hermes International	444	294,262
Ipsen SA	39	6,559
Kering SA	1,130	605,979
Klepierre SA, REIT	3,262	115,672
L’Oreal SA	3,668	884,881
Legrand SA	3,997	291,457
LVMH Moet Hennessy Louis Vuitton SE	4,035	1,427,554
Natixis SA	13,693	92,945
Orange SA	32,234	514,235
Pernod Ricard SA	3,153	517,470
Peugeot SA	8,330	224,757
Publicis Groupe SA	3,286	196,483

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Renault SA	2,887	$ 249,817
Safran SA	4,888	685,263
Sanofi	17,183	1,527,988
Schneider Electric SE	8,094	651,502
Societe Generale SA	11,350	487,376
Sodexo SA	1,378	146,194
Thales SA	1,599	227,233
TOTAL SA	37,665	2,442,882
Unibail-Rodamco-Westfield	2,051	412,651
Valeo SA	3,575	155,298
Veolia Environnement SA	8,462	168,954
Vinci SA	7,771	740,314
Vivendi SA	11,590	298,448

		21,480,132

Germany - 7.9%
1&1 Drillisch AG	241	11,729
adidas AG	2,733	669,476
Allianz SE	6,558	1,462,486
BASF SE	13,750	1,222,551
Bayer AG	13,499	1,199,607
Bayerische Motoren Werke AG	5,146	464,479
Beiersdorf AG	1,495	168,747
Commerzbank AG (A)	15,808	164,790
Continental AG	1,615	281,279
Covestro AG (D)	2,036	165,206
Daimler AG	14,922	941,989
Deutsche Bank AG	28,177	321,647
Deutsche Boerse AG	2,911	390,182
Deutsche Lufthansa AG	3,823	93,959
Deutsche Post AG	14,624	521,633
Deutsche Telekom AG	48,577	783,422
Deutsche Wohnen SE	5,358	257,147
E.ON SE	33,030	336,839
Evonik Industries AG	2,244	80,408
Fresenius Medical Care AG & Co. KGaA	3,242	333,555
Fresenius SE & Co. KGaA	6,198	455,263
Hannover Rueck SE	911	128,774
HeidelbergCement AG	2,043	159,747
Henkel AG & Co. KGaA	1,534	162,940
HOCHTIEF AG	288	47,768
Infineon Technologies AG	16,987	386,124
Innogy SE (D)	1,888	84,405
Linde AG	2,777	657,031
MAN SE	531	57,759
Merck KGaA	1,935	200,028
MTU Aero Engines AG	450	101,451
Muenchener Rueckversicherungs-Gesellschaft AG	2,250	498,501
RWE AG	7,846	193,654
SAP SE	14,985	1,844,937
Siemens AG	12,751	1,634,166
Siemens Healthineers AG (A) (D)	1,042	45,839
Symrise AG	1,249	114,055
Telefonica Deutschland Holding AG	12,189	51,548
thyssenkrupp AG	5,823	147,037
TUI AG	6,827	131,137
United Internet AG	1,917	90,734
Volkswagen AG	472	82,289
Vonovia SE	7,729	377,762
Wirecard AG	1,639	355,420
Zalando SE (A) (D)	1,824	70,993

		17,950,493

Hong Kong - 3.2%
AIA Group, Ltd.	177,800	1,588,291

The notes are an integral part of this report. Transamerica ETF Trust	Page 2	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Health Information Technology, Ltd. (A)	46,000	$ 45,089
ASM Pacific Technology, Ltd.	4,400	44,816
Bank of East Asia, Ltd.	22,400	83,590
BOC Hong Kong Holdings, Ltd.	54,000	256,719
Cathay Pacific Airways, Ltd.	16,000	24,128
CK Asset Holdings, Ltd.	43,000	322,848
CK Hutchison Holdings, Ltd.	42,000	484,147
CK Infrastructure Holdings, Ltd.	10,500	83,196
CLP Holdings, Ltd.	28,500	333,809
Dairy Farm International Holdings, Ltd.	4,500	40,500
Evergrande Health Industry Group, Ltd. (A)	30,000	36,422
Galaxy Entertainment Group, Ltd.	38,000	241,115
Hang Lung Properties, Ltd.	23,000	44,972
Hang Seng Bank, Ltd.	10,800	293,433
Henderson Land Development Co., Ltd.	23,000	115,663
HK Electric Investments & HK Electric Investments, Ltd. (B)	43,500	43,917
HKT Trust & HKT, Ltd.	45,000	61,879
Hong Kong & China Gas Co., Ltd.	144,000	285,979
Hong Kong Exchanges & Clearing, Ltd.	17,500	500,965
Hongkong Land Holdings, Ltd.	17,400	115,188
Jardine Matheson Holdings, Ltd.	4,500	282,375
Jardine Strategic Holdings, Ltd.	2,100	76,230
Kerry Properties, Ltd.	10,000	33,930
Link REIT	32,000	315,097
Melco Resorts & Entertainment, Ltd., ADR	2,330	49,280
MTR Corp., Ltd.	22,500	118,468
New World Development Co., Ltd.	90,000	122,839
NWS Holdings, Ltd.	21,000	41,544
Power Assets Holdings, Ltd.	22,500	156,711
Shangri-La Asia, Ltd.	24,000	35,701
Sino Land Co., Ltd.	44,000	75,462
SJM Holdings, Ltd.	36,000	33,309
Sun Hung Kai Properties, Ltd.	21,000	305,946
Swire Pacific, Ltd., Class B	52,500	92,857
Swire Properties, Ltd.	17,400	65,932
Techtronic Industries Co., Ltd.	22,500	143,772
Wharf Holdings, Ltd.	21,000	57,164
Wharf Real Estate Investment Co., Ltd.	19,000	122,621
Wheelock & Co., Ltd.	17,000	102,001
Yue Yuen Industrial Holdings, Ltd.	10,500	29,186

		7,307,091

Ireland - 0.7%
AerCap Holdings NV (A)	1,877	107,965
AIB Group PLC	3,204	16,412
Bank of Ireland Group PLC	15,046	115,254
CRH PLC	13,316	435,847
DCC PLC	1,402	127,339
Glanbia PLC	1,304	22,477
ICON PLC (A)	605	93,019
James Hardie Industries PLC, CDI	6,732	102,095
Kerry Group PLC, Class A	1,850	204,671
Kingspan Group PLC	1,645	76,732
Paddy Power Betfair PLC	1,371	117,042
Ryanair Holdings PLC (A)	5,733	87,364
Smurfit Kappa Group PLC	4,102	162,278

		1,668,495

Isle of Man - 0.0% (C)
GVC Holdings PLC	6,433	77,053

Israel - 0.7%
Azrieli Group, Ltd.	720	36,988
Bank Hapoalim BM	18,302	134,086

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Bank Leumi Le-Israel BM	24,160	$ 159,397
Bezeq Israeli Telecommunication Corp., Ltd.	37,291	42,899
Check Point Software Technologies, Ltd. (A)	2,113	248,637
CyberArk Software, Ltd. (A)	458	36,567
Elbit Systems, Ltd.	444	56,315
Frutarom Industries, Ltd.	654	67,717
Israel Chemicals, Ltd.	10,109	61,718
Israel Corp., Ltd.	12	3,858
Israel Discount Bank, Ltd., A Shares	23,484	78,340
Mellanox Technologies, Ltd. (A)	522	38,341
Mizrahi Tefahot Bank, Ltd.	3,417	59,879
Nice, Ltd. (A)	1,106	125,163
Orbotech, Ltd. (A)	365	21,696
Plus500, Ltd.	1,108	19,260
SodaStream International, Ltd. (A)	307	43,925
Teva Pharmaceutical Industries, Ltd., ADR (B)	13,808	297,424
Tower Semiconductor, Ltd. (A)	1,662	36,200
Wix.com, Ltd. (A)	557	66,673

		1,635,083

Italy - 2.1%
A2A SpA	25,470	44,227
Assicurazioni Generali SpA	19,197	331,784
Atlantia SpA	7,127	147,928
Banca Mediolanum SpA	4,410	30,016
Banco BPM SpA (A) (B)	22,992	56,695
Brembo SpA	2,465	32,296
Davide Campari-Milano SpA	9,136	77,835
DiaSorin SpA	110	11,575
Enel SpA	116,052	594,713
Eni SpA	38,366	725,560
Ferrari NV	1,911	263,248
FinecoBank Banca Fineco SpA	6,212	83,083
Intesa Sanpaolo SpA	231,566	591,989
Leonardo SpA	6,031	72,712
Luxottica Group SpA	2,179	148,109
Mediobanca Banca di Credito Finanziario SpA	9,497	94,909
Moncler SpA	2,579	111,133
Poste Italiane SpA (D)	7,523	60,135
Prada SpA	3,200	15,336
Prysmian SpA	4,138	96,414
Recordati SpA	1,669	56,528
Saipem SpA (A)	5,233	32,263
Snam SpA	34,219	142,646
Telecom Italia SpA (A)	152,907	92,885
Telecom Italia SpA	106,103	57,109
Terna Rete Elettrica Nazionale SpA	22,218	118,734
UniCredit SpA	31,103	468,339
Unione di Banche Italiane SpA (B)	15,555	62,440
UnipolSai Assicurazioni SpA	16,643	39,242

		4,659,883

Japan - 27.2%
Acom Co., Ltd.	6,700	27,016
Activia Properties, Inc., REIT	23	99,626
Advance Residence Investment Corp., REIT	22	56,208
Advantest Corp. (B)	2,300	48,456
Aeon Co., Ltd.	13,400	322,952
AEON Financial Service Co., Ltd. (B)	2,200	45,575
Aeon Mall Co., Ltd.	2,200	37,808
AGC, Inc.	4,500	186,798
Air Water, Inc.	2,400	44,055

The notes are an integral part of this report. Transamerica ETF Trust	Page 3	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Aisin Seiki Co., Ltd.	2,200	$ 107,109
Ajinomoto Co., Inc.	8,900	152,832
Alfresa Holdings Corp.	4,500	120,438
Alps Electric Co., Ltd. (B)	2,400	60,980
Amada Holdings Co., Ltd.	6,700	71,551
ANA Holdings, Inc.	2,200	76,894
Aozora Bank, Ltd.	2,200	78,637
Asahi Group Holdings, Ltd.	6,700	290,509
Asahi Intecc Co., Ltd.	1,500	65,502
Asahi Kasei Corp.	22,300	338,274
Asics Corp.	2,400	35,793
Astellas Pharma, Inc.	31,200	544,424
Azbil Corp.	3,600	78,348
Bandai Namco Holdings, Inc.	4,000	155,478
Bank of Kyoto, Ltd.	200	10,442
Benesse Holdings, Inc.	2,100	59,810
Bridgestone Corp.	9,900	374,175
Brother Industries, Ltd.	4,500	88,903
Calbee, Inc.	2,200	72,439
Canon, Inc.	15,600	495,805
Capcom Co., Ltd.	1,100	27,920
Casio Computer Co., Ltd. (B)	4,500	73,570
Central Japan Railway Co.	2,600	541,586
Chiba Bank, Ltd. (B)	13,800	94,280
Chubu Electric Power Co., Inc.	11,100	167,939
Chugai Pharmaceutical Co., Ltd.	2,400	154,246
Chugoku Bank, Ltd. (B)	2,400	24,447
Chugoku Electric Power Co., Inc. (B)	4,500	57,842
Citizen Watch Co., Ltd. (B)	4,500	29,674
Coca-Cola Bottlers Japan Holdings, Inc.	2,200	58,881
COMSYS Holdings Corp.	2,200	65,176
Concordia Financial Group, Ltd.	19,800	97,096
Cosmos Pharmaceutical Corp.	100	22,494
Credit Saison Co., Ltd.	2,400	39,153
CyberAgent, Inc.	1,800	95,875
Dai Nippon Printing Co., Ltd.	500	11,630
Dai-ichi Life Holdings, Inc.	17,800	370,699
Daicel Corp.	4,500	52,296
Daifuku Co., Ltd. (B)	2,100	107,048
Daiichi Sankyo Co., Ltd.	8,900	385,900
Daikin Industries, Ltd.	4,500	599,221
Daito Trust Construction Co., Ltd. (B)	1,300	167,271
Daiwa House Industry Co., Ltd.	10,700	317,274
Daiwa House REIT Investment Corp.	27	61,780
Daiwa Securities Group, Inc. (B)	22,500	136,920
DeNA Co., Ltd.	2,200	38,873
Denso Corp.	8,300	438,365
Dentsu, Inc.	4,200	194,867
DIC Corp.	2,200	79,218
Disco Corp. (B)	400	66,981
Don Quijote Holdings Co., Ltd.	2,200	111,370
East Japan Railway Co.	6,700	622,604
Ebara Corp.	1,800	62,121
Eisai Co., Ltd.	4,500	438,174
Electric Power Development Co., Ltd.	2,200	60,915
Ezaki Glico Co., Ltd.	400	19,650
FamilyMart UNY Holdings Co., Ltd.	1,400	145,812
Fancl Corp.	500	24,563
FANUC Corp.	2,600	490,311
Fast Retailing Co., Ltd.	900	458,934
Fuji Electric Co., Ltd.	1,400	56,081
FUJIFILM Holdings Corp.	6,700	301,717
Fujitsu, Ltd.	2,300	163,937
Fukuoka Financial Group, Inc.	3,400	93,542
Furukawa Electric Co., Ltd.	1,500	49,919
GLP J-REIT	54	52,533
GMO Payment Gateway, Inc.	400	24,792

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
GungHo Online Entertainment, Inc.	1,900	$ 3,914
Gunma Bank, Ltd.	6,700	34,507
H2O Retailing Corp. (B)	2,200	36,220
Hachijuni Bank, Ltd.	8,900	40,823
Hakuhodo DY Holdings, Inc.	4,500	78,958
Hamamatsu Photonics KK	2,100	83,660
Hankyu Hanshin Holdings, Inc.	4,500	159,660
Harmonic Drive Systems, Inc.	400	14,738
Haseko Corp.	4,500	58,436
Hikari Tsushin, Inc.	300	59,321
Hino Motors, Ltd. (B)	4,500	49,285
Hirose Electric Co., Ltd.	200	21,869
Hisamitsu Pharmaceutical Co., Inc.	1,600	122,692
Hitachi Chemical Co., Ltd.	2,200	44,800
Hitachi Construction Machinery Co., Ltd. (B)	2,200	73,601
Hitachi High-Technologies Corp.	1,800	62,042
Hitachi Metals, Ltd. (B)	2,400	29,729
Hitachi, Ltd.	13,400	455,377
Hokuhoku Financial Group, Inc.	2,200	30,932
Hokuriku Electric Power Co. (A)	4,500	46,076
Honda Motor Co., Ltd. (B)	26,600	805,365
Hoshizaki Corp.	400	41,414
House Foods Group, Inc.	2,200	66,047
Hoya Corp.	6,300	374,389
Hulic Co., Ltd.	6,700	65,770
Ibiden Co., Ltd. (B)	2,200	30,854
Idemitsu Kosan Co., Ltd.	2,300	121,697
IHI Corp.	2,200	83,383
Iida Group Holdings Co., Ltd.	2,400	42,703
Inpex Corp.	15,600	194,614
Isetan Mitsukoshi Holdings, Ltd. (B)	6,700	82,286
Isuzu Motors, Ltd.	8,900	140,335
Ito En, Ltd. (B)	1,800	79,870
ITOCHU Corp.	24,500	448,651
Itochu Techno-Solutions Corp.	500	10,869
Itoham Yonekyu Holdings, Inc.	2,400	16,566
Iyo Bank, Ltd.	4,500	28,129
Izumi Co., Ltd.	300	19,941
J. Front Retailing Co., Ltd.	4,500	69,846
Japan Airlines Co., Ltd.	2,100	75,506
Japan Airport Terminal Co., Ltd.	1,700	77,378
Japan Exchange Group, Inc.	8,700	151,657
Japan Hotel REIT Investment Corp.	67	48,782
Japan Post Bank Co., Ltd. (B)	6,700	79,219
Japan Post Holdings Co., Ltd.	10,400	123,791
Japan Prime Realty Investment Corp., REIT	22	78,443
Japan Real Estate Investment Corp., REIT (B)	23	120,685
Japan Retail Fund Investment Corp., REIT	45	81,653
Japan Tobacco, Inc.	17,100	446,526
JFE Holdings, Inc.	8,900	204,273
JGC Corp. (B)	4,500	103,244
JSR Corp.	2,400	44,816
JTEKT Corp.	4,500	65,885
JXTG Holdings, Inc.	48,900	369,511
K’s Holdings Corp.	4,700	56,896
Kagome Co., Ltd.	2,200	63,530
Kajima Corp.	9,000	130,818
Kakaku.com, Inc.	1,500	29,344
Kansai Electric Power Co., Inc.	13,400	202,088
Kansai Paint Co., Ltd. (B)	4,500	82,960
Kao Corp.	6,700	541,144
Kawasaki Heavy Industries, Ltd.	2,200	62,077
KDDI Corp.	26,100	721,292
Keikyu Corp.	2,000	36,466
Keio Corp.	900	49,285
Keisei Electric Railway Co., Ltd.	2,400	84,518

The notes are an integral part of this report. Transamerica ETF Trust	Page 4	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kewpie Corp.	2,100	$ 48,624
Keyence Corp.	1,400	813,241
Kikkoman Corp. (B)	2,300	136,884
Kinden Corp.	2,400	38,435
Kintetsu Group Holdings Co., Ltd.	2,400	96,562
Kirin Holdings Co., Ltd.	13,400	343,420
Kobayashi Pharmaceutical Co., Ltd.	600	44,161
Kobe Steel, Ltd. (B)	6,700	59,577
Koito Manufacturing Co., Ltd. (B)	2,200	144,491
Komatsu, Ltd. (B)	15,000	456,398
Konami Holdings Corp. (B)	2,200	86,191
Konica Minolta, Inc.	8,900	94,653
Kose Corp.	400	76,242
Kubota Corp.	17,700	300,909
Kuraray Co., Ltd.	4,500	67,667
Kurita Water Industries, Ltd.	2,200	64,111
Kyocera Corp.	4,600	276,198
Kyowa Hakko Kirin Co., Ltd.	4,500	84,347
Kyushu Electric Power Co., Inc. (B)	6,700	80,871
Kyushu Financial Group, Inc.	6,700	31,853
Kyushu Railway Co.	2,200	67,016
LINE Corp. (A)	700	29,581
Lion Corp.	4,500	99,996
LIXIL Group Corp.	4,500	86,684
M3, Inc.	5,600	127,101
Mabuchi Motor Co., Ltd.	100	4,037
Makita Corp.	4,500	225,426
Marubeni Corp.	26,600	243,553
Marui Group Co., Ltd. (B)	4,500	111,089
Maruichi Steel Tube, Ltd. (B)	2,100	68,499
Matsumotokiyoshi Holdings Co., Ltd.	900	36,924
Mazda Motor Corp. (B)	8,900	106,877
McDonald’s Holdings Co. Japan, Ltd.	1,700	74,684
Mebuki Financial Group, Inc. (B)	15,600	53,975
Medipal Holdings Corp.	2,400	50,098
MEIJI Holdings Co., Ltd.	2,200	147,784
Minebea Mitsumi, Inc. (B)	6,700	121,513
MISUMI Group, Inc.	4,600	119,065
Mitsubishi Chemical Holdings Corp.	22,300	213,508
Mitsubishi Corp.	24,500	755,157
Mitsubishi Electric Corp.	33,400	457,693
Mitsubishi Estate Co., Ltd.	20,100	341,887
Mitsubishi Gas Chemical Co., Inc.	4,400	93,706
Mitsubishi Heavy Industries, Ltd.	4,500	173,804
Mitsubishi Materials Corp.	2,200	65,757
Mitsubishi Motors Corp.	11,100	78,375
Mitsubishi Tanabe Pharma Corp.	4,500	75,274
Mitsubishi UFJ Financial Group, Inc.	196,400	1,226,106
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,900	52,420
Mitsui & Co., Ltd.	25,900	460,721
Mitsui Chemicals, Inc.	4,500	112,554
Mitsui Fudosan Co., Ltd.	15,600	369,313
Mitsui O.S.K. Lines, Ltd. (B)	2,200	64,207
Miura Co., Ltd.	1,000	30,990
Mizuho Financial Group, Inc.	380,200	663,430
MonotaRO Co., Ltd. (B)	2,800	79,007
MS&AD Insurance Group Holdings, Inc. (B)	8,300	277,239
Murata Manufacturing Co., Ltd.	2,900	445,908
Nabtesco Corp.	2,200	58,494
Nagoya Railroad Co., Ltd. (B)	4,700	116,440
Nankai Electric Railway Co., Ltd.	200	5,027
NEC Corp.	4,200	116,107
Nexon Co., Ltd. (A)	5,500	71,907
NGK Insulators, Ltd. (B)	4,500	74,244
NGK Spark Plug Co., Ltd. (B)	2,200	64,111
NH Foods, Ltd.	100	3,693
NHK Spring Co., Ltd.	4,500	46,789

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nichirei Corp.	2,200	$ 58,300
Nidec Corp.	4,400	633,165
Nihon M&A Center, Inc.	2,600	78,056
Nikon Corp. (B)	6,700	125,937
Nintendo Co., Ltd.	1,800	657,023
Nippon Building Fund, Inc., REIT	22	127,253
Nippon Electric Glass Co., Ltd.	1,900	59,801
Nippon Express Co., Ltd.	2,000	131,355
Nippon Paint Holdings Co., Ltd.	2,400	89,589
Nippon Paper Industries Co., Ltd.	2,200	40,500
Nippon Prologis REIT, Inc.	48	95,041
Nippon Shinyaku Co., Ltd.	700	45,913
Nippon Shokubai Co., Ltd.	100	7,774
Nippon Steel & Sumitomo Metal Corp. (B)	13,400	283,549
Nippon Telegraph & Telephone Corp.	10,600	478,929
Nippon Yusen KK (B)	2,200	41,391
Nissan Chemical Corp.	2,100	110,930
Nissan Motor Co., Ltd. (B)	35,500	332,388
Nisshin Seifun Group, Inc.	4,500	98,649
Nissin Foods Holdings Co., Ltd.	2,000	137,518
Nitori Holdings Co., Ltd.	1,500	215,191
Nitto Denko Corp.	2,200	164,944
NOK Corp. (B)	2,200	37,788
Nomura Holdings, Inc.	50,800	242,718
Nomura Real Estate Holdings, Inc.	2,200	44,432
Nomura Real Estate Master Fund, Inc., REIT	69	94,280
Nomura Research Institute, Ltd.	2,100	106,123
NSK, Ltd. (B)	6,700	76,801
NTT Data Corp.	8,900	123,253
NTT DOCOMO, Inc.	17,200	462,614
Obayashi Corp.	11,100	105,151
OBIC Business Consultants Co., Ltd.	100	8,927
OBIC Co., Ltd.	1,400	132,500
Odakyu Electric Railway Co., Ltd. (B)	4,500	106,493
OJI Holdings Corp.	18,000	130,739
Olympus Corp.	4,500	175,705
Omron Corp.	4,300	181,714
Ono Pharmaceutical Co., Ltd.	8,300	234,930
Open House Co., Ltd.	300	14,791
Oracle Corp.	200	16,129
Oriental Land Co., Ltd.	3,700	386,988
ORIX Corp.	20,100	325,960
Orix JREIT, Inc.	47	73,406
Osaka Gas Co., Ltd.	4,500	87,793
Otsuka Corp.	1,200	44,795
Otsuka Holdings Co., Ltd.	8,800	443,699
PALTAC Corp.	200	10,935
Panasonic Corp. (B)	37,000	431,126
Park24 Co., Ltd.	2,300	69,556
PeptiDream, Inc. (A)	1,700	67,799
Persol Holdings Co., Ltd.	2,400	56,310
Pigeon Corp.	2,200	123,960
Pola Orbis Holdings, Inc.	1,800	65,766
Rakuten, Inc. (B)	13,400	102,731
Recruit Holdings Co., Ltd.	24,000	801,233
Relo Group, Inc.	2,200	64,692
Renesas Electronics Corp. (A)	8,700	54,382
Resona Holdings, Inc.	33,400	187,694
Ricoh Co., Ltd. (B)	11,100	119,224
Rohm Co., Ltd.	1,900	138,504
Rohto Pharmaceutical Co., Ltd.	1,100	38,641
Ryohin Keikaku Co., Ltd.	300	89,272
Sankyu, Inc.	200	11,234
Santen Pharmaceutical Co., Ltd.	6,700	106,235
SBI Holdings, Inc.	4,100	127,420
SCREEN Holdings Co., Ltd.	500	29,229

The notes are an integral part of this report. Transamerica ETF Trust	Page 5	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Secom Co., Ltd.	4,200	$ 342,478
Sega Sammy Holdings, Inc.	2,400	35,392
Seibu Holdings, Inc.	4,500	80,939
Seiko Epson Corp. (B)	4,500	76,780
Seino Holdings Co., Ltd.	1,400	21,163
Sekisui Chemical Co., Ltd.	6,600	121,791
Sekisui House, Ltd.	8,900	135,751
Seria Co., Ltd. (B)	300	10,618
Seven & i Holdings Co., Ltd.	11,300	503,394
Seven Bank, Ltd. (B)	11,300	35,715
SG Holdings Co., Ltd. (B)	2,700	70,766
Sharp Corp.	2,200	44,722
Shikoku Electric Power Co., Inc. (B)	2,400	31,335
Shimadzu Corp.	4,500	141,040
Shimamura Co., Ltd.	200	18,981
Shimano, Inc.	1,700	274,041
Shimizu Corp.	11,100	101,340
Shin-Etsu Chemical Co., Ltd.	6,300	558,256
Shinsei Bank, Ltd.	2,200	35,968
Shionogi & Co., Ltd.	4,500	294,123
Shiseido Co., Ltd.	6,200	480,291
Shizuoka Bank, Ltd.	300	2,694
Showa Denko KK	2,200	121,442
Showa Shell Sekiyu KK	2,500	52,978
Skylark Holdings Co., Ltd. (B)	2,200	32,559
SMC Corp.	1,000	320,113
SoftBank Group Corp.	12,900	1,302,663
Sohgo Security Services Co., Ltd.	2,200	96,747
Sojitz Corp.	18,000	64,973
Sompo Holdings, Inc. (B)	6,200	264,135
Sony Corp.	19,400	1,189,773
Sony Financial Holdings, Inc.	2,200	48,499
Square Enix Holdings Co., Ltd.	1,700	70,344
Stanley Electric Co., Ltd.	2,200	75,248
Start Today Co., Ltd.	2,500	75,714
Subaru Corp. (B)	8,900	272,677
Sumco Corp.	2,500	36,272
Sumitomo Chemical Co., Ltd. (B)	22,000	128,802
Sumitomo Corp.	19,900	331,915
Sumitomo Dainippon Pharma Co., Ltd. (B)	2,200	50,533
Sumitomo Electric Industries, Ltd.	11,300	177,282
Sumitomo Metal Mining Co., Ltd.	2,800	98,259
Sumitomo Mitsui Financial Group, Inc.	21,500	868,064
Sumitomo Mitsui Trust Holdings, Inc.	6,700	275,822
Sumitomo Realty & Development Co., Ltd.	4,000	143,681
Sumitomo Rubber Industries, Ltd.	2,500	37,527
Sundrug Co., Ltd.	1,700	60,690
Suntory Beverage & Food, Ltd.	2,200	93,164
Suzuken Co., Ltd.	2,200	104,398
Suzuki Motor Corp.	6,700	383,885
Sysmex Corp.	2,200	189,426
T&D Holdings, Inc.	8,900	146,916
Taiheiyo Cement Corp.	2,200	69,050
Taisei Corp.	3,700	168,737
Taisho Pharmaceutical Holdings Co., Ltd.	600	73,372
Taiyo Nippon Sanso Corp.	4,200	62,860
Taiyo Yuden Co., Ltd.	1,700	38,225
Takashimaya Co., Ltd.	200	3,379
Takeda Pharmaceutical Co., Ltd. (B)	11,100	475,037
TDK Corp.	2,100	229,071
Teijin, Ltd.	2,400	46,041
Terumo Corp.	4,500	266,629
THK Co., Ltd.	2,200	56,014
TIS, Inc.	800	40,005
Tobu Railway Co., Ltd.	4,500	133,116
Toho Co., Ltd.	2,200	69,050
Toho Gas Co., Ltd.	500	18,995

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tohoku Electric Power Co., Inc.	6,700	$ 90,957
Tokai Carbon Co., Ltd. (B)	3,000	58,925
Tokio Marine Holdings, Inc.	11,000	545,908
Tokyo Electric Power Co. Holdings, Inc. (A)	13,400	65,829
Tokyo Electron, Ltd. (B)	2,200	302,346
Tokyo Gas Co., Ltd.	4,500	110,633
Tokyo Tatemono Co., Ltd.	4,500	54,910
Tokyu Corp.	8,900	162,823
Tokyu Fudosan Holdings Corp.	8,900	62,057
Toray Industries, Inc.	24,500	184,098
Toshiba Corp. (A)	10,200	294,995
Tosoh Corp.	1,400	21,570
TOTO, Ltd. (B)	2,200	91,324
Toyo Seikan Group Holdings, Ltd.	2,000	41,502
Toyo Suisan Kaisha, Ltd.	2,200	85,319
Toyoda Gosei Co., Ltd. (B)	2,200	54,329
Toyota Boshoku Corp.	2,200	41,081
Toyota Industries Corp.	2,200	130,158
Toyota Motor Corp.	39,700	2,479,830
Toyota Tsusho Corp.	4,500	169,961
Trend Micro, Inc.	2,200	141,586
Tsumura & Co. (B)	1,900	65,572
Tsuruha Holdings, Inc.	300	36,950
Ube Industries, Ltd.	2,200	59,849
Unicharm Corp.	6,700	221,672
United Urban Investment Corp., REIT	45	70,639
USS Co., Ltd.	4,500	83,554
Welcia Holdings Co., Ltd.	400	22,679
West Japan Railway Co.	2,200	153,420
Yahoo Japan Corp.	22,200	79,938
Yakult Honsha Co., Ltd.	2,100	172,127
Yamada Denki Co., Ltd. (B)	13,400	67,835
Yamaha Corp.	2,200	116,600
Yamaha Motor Co., Ltd.	4,500	126,183
Yamato Holdings Co., Ltd. (B)	6,700	205,745
Yamazaki Baking Co., Ltd.	2,200	44,045
Yaskawa Electric Corp.	4,500	133,710
Yokogawa Electric Corp.	4,500	95,202
Yokohama Rubber Co., Ltd.	2,200	47,434
Zensho Holdings Co., Ltd. (B)	2,200	43,425
Zeon Corp.	800	8,424

		61,669,767

Jersey, Channel Islands - 0.0% (C)
Randgold Resources, Ltd.	1,424	101,205

Luxembourg - 0.3%
ArcelorMittal	9,473	294,877
Aroundtown SA	2,662	23,684
Millicom International Cellular SA, SDR	943	54,132
SES SA	5,975	131,165
Tenaris SA	7,040	117,994

		621,852

Macau - 0.1%
MGM China Holdings, Ltd.	14,800	23,454
Sands China, Ltd.	34,800	157,658
Wynn Macau, Ltd.	23,600	54,288

		235,400

Mexico - 0.0% (C)
Fresnillo PLC	2,759	29,553

Netherlands - 4.5%
ABN AMRO Group NV, CVA (D)	6,236	169,851
Aegon NV	21,208	137,650

The notes are an integral part of this report. Transamerica ETF Trust	Page 6	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Akzo Nobel NV	3,798	$ 355,292
ASML Holding NV	6,491	1,213,072
EXOR NV (B)	1,491	100,133
Heineken Holding NV	1,799	162,984
Heineken NV	3,242	304,108
ING Groep NV	57,239	743,547
Koninklijke Ahold Delhaize NV	18,788	430,990
Koninklijke DSM NV	2,733	289,630
Koninklijke KPN NV	63,743	168,213
Koninklijke Philips NV	14,155	645,064
NN Group NV	4,587	204,747
NXP Semiconductors NV	4,906	419,463
QIAGEN NV (A)	3,477	131,656
Randstad NV	1,913	102,165
Royal Dutch Shell PLC, Class A	71,273	2,450,456
Royal Dutch Shell PLC, Class B	52,786	1,850,988
Wolters Kluwer NV	4,238	264,236

		10,144,245

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	11,405	85,136
Air New Zealand, Ltd.	13,312	27,270
Auckland International Airport, Ltd.	17,182	83,153
Contact Energy, Ltd. (B)	14,458	55,880
Fisher & Paykel Healthcare Corp., Ltd.	10,180	101,570
Fletcher Building, Ltd. (A)	14,294	61,974
Meridian Energy, Ltd.	25,778	56,139
Ryman Healthcare, Ltd.	9,343	86,715
SkyCity Entertainment Group, Ltd.	14,589	38,784
Spark New Zealand, Ltd.	32,338	86,826
Synlait Milk, Ltd. (A)	911	6,553
Trade Me Group, Ltd.	416	1,440
Xero, Ltd. (A)	1,181	41,871
Z Energy, Ltd.	8,925	42,305

		775,616

Norway - 0.9%
AKER BP ASA	1,991	84,449
DNB ASA	14,294	300,596
DNO ASA	596	1,231
Entra ASA (B) (D)	2,781	39,956
Equinor ASA	17,117	482,403
Gjensidige Forsikring ASA	3,495	58,884
Leroy Seafood Group ASA	1,220	9,951
Marine Harvest ASA	6,622	153,326
Norsk Hydro ASA	21,081	126,487
Norwegian Finans Holding ASA (A)	2,678	32,738
Orkla ASA	13,981	118,052
Salmar ASA	434	21,649
Schibsted ASA, B Shares	3,135	108,564
SpareBank 1 SR-Bank ASA	3,743	45,505
Storebrand ASA	8,315	74,233
Telenor ASA	10,776	210,536
TGS NOPEC Geophysical Co. ASA	1,712	69,735
Tomra Systems ASA	726	18,098
Yara International ASA	2,733	134,145

		2,090,538

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares (A) (B)	167,950	49,744
EDP - Energias de Portugal SA	39,096	144,313

	Shares	Value
COMMON STOCKS (continued)
Portugal (continued)
Galp Energia SGPS SA	7,696	$ 152,766
Jeronimo Martins SGPS SA	4,412	65,004

		411,827

Republic of South Africa - 0.1%
Mondi PLC	5,598	153,593

Romania - 0.0% (C)
NEPI Rockcastle PLC	4,873	44,263

Singapore - 1.4%
Ascendas Real Estate Investment Trust	42,300	81,730
CapitaLand Commercial Trust, REIT	48,400	63,053
CapitaLand Mall Trust, REIT (B)	46,600	75,714
CapitaLand, Ltd.	39,600	97,670
City Developments, Ltd.	8,900	59,340
ComfortDelGro Corp., Ltd.	33,400	59,401
DBS Group Holdings, Ltd.	26,700	509,828
Genting Singapore, Ltd.	86,900	67,416
Golden Agri-Resources, Ltd.	106,900	19,559
Jardine Cycle & Carriage, Ltd.	2,100	49,167
Keppel Corp., Ltd.	24,500	124,800
Mapletree Commercial Trust, REIT	35,600	41,948
Oversea-Chinese Banking Corp., Ltd.	58,700	491,476
SATS, Ltd.	13,200	50,429
Sembcorp Industries, Ltd.	15,600	35,279
Singapore Airlines, Ltd.	7,600	54,177
Singapore Exchange, Ltd.	15,600	84,145
Singapore Press Holdings, Ltd. (B)	26,700	56,083
Singapore Technologies Engineering, Ltd.	24,500	63,834
Singapore Telecommunications, Ltd.	117,900	279,574
Suntec Real Estate Investment Trust	42,500	60,032
United Overseas Bank, Ltd.	21,100	418,186
UOL Group, Ltd.	9,200	46,392
Venture Corp., Ltd.	4,300	55,483
Wilmar International, Ltd.	55,500	130,794

		3,075,510

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	4,153	176,933
Aena SME SA (D)	1,112	193,092
Amadeus IT Group SA	6,624	615,656
Banco Bilbao Vizcaya Argentaria SA	98,525	628,258
Banco de Sabadell SA	84,705	131,737
Banco Santander SA	234,372	1,180,223
Bankia SA	15,398	60,397
CaixaBank SA	53,768	245,934
Endesa SA	4,749	102,652
Ferrovial SA	7,525	156,189
Grifols SA	4,291	120,912
Grifols SA, ADR	4,343	92,810
Iberdrola SA	90,643	667,276
Industria de Diseno Textil SA	16,023	485,925
Mapfre SA	15,168	47,603
Naturgy Energy Group SA	5,176	141,340
Red Electrica Corp. SA	6,620	138,712
Repsol SA	19,128	381,357
Siemens Gamesa Renewable Energy SA (A)	837	10,597
Telefonica SA	68,598	543,235

		6,120,838

Sweden - 3.0%
Ahlsell AB (D)	4,479	25,061
Alfa Laval AB	4,463	120,945
Assa Abloy AB, B Shares	14,821	297,730

The notes are an integral part of this report. Transamerica ETF Trust	Page 7	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, A Shares	9,083	$ 261,668
Atlas Copco AB, B Shares	6,454	172,105
Axfood AB	1,823	34,110
Boliden AB	4,138	115,348
Castellum AB	4,280	76,570
Electrolux AB, Series B	3,570	78,680
Elekta AB, B Shares	5,571	74,890
Epiroc AB, Class A (A)	9,066	101,230
Epiroc AB, Class B (A)	6,442	66,280
Essity AB, Class B	9,074	227,942
Fabege AB	1,257	17,405
Fastighets AB Balder, Class B (A)	1,541	42,731
Getinge AB, Class B	3,407	39,230
Hennes & Mauritz AB, B Shares (B)	12,538	231,552
Hexagon AB, B Shares	3,977	232,989
Hexpol AB	3,915	43,142
Holmen AB, B Shares	481	12,510
Hufvudstaden AB, A Shares	1,924	29,250
Husqvarna AB, B Shares	6,483	55,184
ICA Gruppen AB (B)	1,212	38,432
Industrivarden AB, A Shares	2,365	54,038
Industrivarden AB, Class C	2,727	60,561
Intrum AB (B)	1,118	29,053
Investment AB Latour, B Shares (B)	2,159	26,923
Investor AB, B Shares	6,751	311,770
Kinnevik AB, B Shares	3,570	108,025
L E Lundbergforetagen AB, B Shares	1,229	41,403
Lundin Petroleum AB	2,624	100,378
Nibe Industrier AB, B Shares	6,290	75,326
Nordea Bank AB	47,587	518,292
Saab AB, B Shares	1,030	51,771
Sandvik AB	16,450	291,795
Securitas AB, B Shares	4,964	86,378
Skandinaviska Enskilda Banken AB, Class A	25,243	281,689
Skanska AB, Class B	6,048	118,706
SKF AB, Class B	5,655	111,501
Spotify Technology SA (A)	740	133,814
SSAB AB, B Shares	12,180	49,387
Svenska Cellulosa AB SCA, Class B	9,403	106,473
Svenska Handelsbanken AB, A Shares	23,151	292,212
Swedbank AB, Class A	14,561	360,701
Swedish Match AB	2,727	139,521
Swedish Orphan Biovitrum AB (A)	2,493	72,885
Tele2 AB, Class B	5,445	65,512
Telefonaktiebolaget LM Ericsson, B Shares	42,484	376,820
Telia Co. AB	40,873	187,608
Trelleborg AB, B Shares	3,654	74,471
Volvo AB, Class B	21,300	376,268

		6,898,265

Switzerland - 8.0%
ABB, Ltd.	29,009	688,696
Chocoladefabriken Lindt & Spruengli AG	24	169,042
Cie Financiere Richemont SA	7,909	647,748
Credit Suisse Group AG (A)	36,568	552,189
Ferguson PLC	3,635	308,825
Geberit AG	557	259,568
Givaudan SA	111	274,205
Glencore PLC (A)	180,365	780,175
Keuhne & Nagel International AG	889	141,523
LafargeHolcim, Ltd. (A)	7,214	357,820
Lonza Group AG (A)	1,112	381,368

Nestle SA	45,933	3,847,500
Novartis AG	37,844	3,269,895

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Partners Group Holding AG	290	$ 231,127
Roche Holding AG	10,852	2,641,845
Schindler Holding AG	933	229,791
SGS SA	89	235,438
Sika AG	2,313	338,378
STMicroelectronics NV	10,008	182,211
Swatch Group AG	1,630	218,250
Swiss Re AG	4,863	451,052
Swisscom AG	401	182,847
UBS Group AG (A)	57,542	913,085
Zurich Insurance Group AG	2,265	719,291

		18,021,869

United Arab Emirates - 0.0% (C)
NMC Health PLC	1,270	56,210

United Kingdom - 14.3%
3i Group PLC	14,707	180,510
Admiral Group PLC	3,857	104,618
Anglo American PLC (B)	21,090	473,867
Ashtead Group PLC	7,598	241,462
Associated British Foods PLC	5,332	159,228
AstraZeneca PLC	18,994	1,476,983
Aviva PLC	60,437	385,789
Babcock International Group PLC	7,718	72,767
BAE Systems PLC	47,892	393,332
Barclays PLC	239,078	535,558
Barratt Developments PLC	15,382	113,734
Berkeley Group Holdings PLC	2,157	103,484
BP PLC	295,641	2,271,931
British American Tobacco PLC	33,762	1,578,159
British Land Co. PLC, REIT	15,279	122,895
BT Group PLC	124,046	364,450
Bunzl PLC	5,216	164,130
Burberry Group PLC	6,341	166,620
Centrica PLC	84,483	170,653
CNH Industrial NV	15,040	180,804
Coca-Cola European Partners PLC	3,946	179,425
Compass Group PLC	23,922	532,195
ConvaTec Group PLC (D)	10,982	33,282
Croda International PLC	269	18,248
Diageo PLC	36,804	1,304,963
Direct Line Insurance Group PLC	20,773	87,741
DS Smith PLC	9,103	56,778
easyJet PLC	4,400	75,395
Experian PLC	13,867	356,331
Fiat Chrysler Automobiles NV (A)	16,477	289,826
G4S PLC	23,508	74,187
GlaxoSmithKline PLC	73,246	1,467,896
Hammerson PLC, REIT	12,759	75,987
Hargreaves Lansdown PLC	3,782	110,228
HSBC Holdings PLC	299,607	2,616,925
IMI PLC	4,116	58,881
Imperial Brands PLC	14,437	502,858
Informa PLC	19,775	196,553
InterContinental Hotels Group PLC	2,998	186,876
International Consolidated Airlines Group SA	14,129	121,641
Intertek Group PLC	2,423	157,733
ITV PLC	55,515	114,274
J Sainsbury PLC	25,985	109,044
Johnson Matthey PLC	3,000	139,351
Kingfisher PLC	33,201	111,703
Land Securities Group PLC, REIT	11,500	132,480

Legal & General Group PLC	88,277	301,838
Lloyds Banking Group PLC	1,069,479	826,611

The notes are an integral part of this report. Transamerica ETF Trust	Page 8	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	4,755	$ 284,367
Marks & Spencer Group PLC	25,005	94,171
Melrose Industries PLC	58,044	151,309
Merlin Entertainments PLC (D)	11,039	57,639
Micro Focus International PLC	6,568	122,437
National Grid PLC	54,004	557,335
Next PLC	2,134	152,889
Ocado Group PLC (A)	8,072	94,652
Pearson PLC	11,900	138,112
Persimmon PLC	4,690	144,643
Prudential PLC	38,649	886,792
Reckitt Benckiser Group PLC	10,041	918,672
RELX PLC	30,814	649,357
Rentokil Initial PLC	27,888	115,794
Rio Tinto PLC	17,343	877,506
Rio Tinto, Ltd.	6,201	353,375
Rolls-Royce Holdings PLC (A)	27,902	359,271
Royal Bank of Scotland Group PLC	49,873	162,592
Royal Mail PLC	14,212	88,422
RSA Insurance Group PLC	15,490	116,148
Sage Group PLC	17,237	131,810
Schroders PLC	1,757	70,913
Severn Trent PLC	3,638	87,719
Sky PLC	16,120	363,458
Smith & Nephew PLC	13,421	244,936
Smiths Group PLC	5,912	115,296
SSE PLC	15,343	229,292
St. James’s Place PLC	8,075	120,466
Standard Chartered PLC	41,204	341,951
Standard Life Aberdeen PLC	40,307	160,788
Subsea 7 SA	4,090	60,471
Taylor Wimpey PLC	49,849	111,680
Tesco PLC	145,845	456,074
Unilever NV, CVA	25,752	1,434,678
Unilever PLC	17,982	988,628
United Utilities Group PLC	10,278	94,357
Vodafone Group PLC	397,955	853,678
Weir Group PLC	3,896	89,571
Whitbread PLC	2,777	170,819
WM Morrison Supermarkets PLC	35,794	121,081
WPP PLC	19,251	282,297

		32,355,670

United States - 0.5%
Carnival PLC	3,284	204,018
Flex, Ltd. (A)	8,801	115,469
International Game Technology PLC	1,706	33,694

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Shire PLC	13,676	$ 824,563
Stratasys, Ltd. (A)	438	10,122

		1,187,866

Total Common Stocks (Cost $220,330,190)		223,900,207

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG,
6.01% (E)	568	44,664
Henkel AG & Co. KGaA,
1.80% (E)	2,666	312,907
Porsche Automobil Holding SE,
3.15% (E)	2,331	157,032
Sartorius AG,
0.40% (E)	392	63,652
Volkswagen AG,
2.70% (E)	2,771	487,927

Total Preferred Stocks (Cost $1,049,845)		1,066,182

OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (E)	11,063,121	11,063,121

Total Other Investment Company (Cost $11,063,121)		11,063,121

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.25% (E), dated 09/28/2018, to be repurchased at $832,389 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $850,754.	$ 832,302	832,302

Total Repurchase Agreement (Cost $832,302)		832,302

Total Investments (Cost $233,275,458)		236,861,812
Net Other Assets (Liabilities) - (4.5)%		(10,236,051)

Net Assets - 100.0%		$ 226,625,761

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	17	12/21/2018	$1,661,720	$1,679,175	$17,455	$—

The notes are an integral part of this report. Transamerica ETF Trust	Page 9	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.4%	$ 24,531,622
Pharmaceuticals	7.3	17,310,930
Oil, Gas & Consumable Fuels	5.5	13,154,330
Insurance	4.9	11,525,160
Chemicals	3.6	8,420,832
Automobiles	3.3	7,931,943
Food Products	3.0	7,003,436
Metals & Mining	2.9	6,793,691
Machinery	2.5	6,012,824
Beverages	2.1	5,096,430
Capital Markets	2.1	5,026,780
Personal Products	2.0	4,709,101
Real Estate Management & Development	2.0	4,636,536
Textiles, Apparel & Luxury Goods	1.9	4,548,942
Diversified Telecommunication Services	1.9	4,522,951
Electric Utilities	1.7	3,984,512
Food & Staples Retailing	1.6	3,746,088
Electronic Equipment, Instruments & Components	1.5	3,662,551
Equity Real Estate Investment Trusts	1.5	3,511,301
Wireless Telecommunication Services	1.5	3,471,620
Hotels, Restaurants & Leisure	1.4	3,429,309
Trading Companies & Distributors	1.4	3,401,381
Industrial Conglomerates	1.4	3,382,232
Electrical Equipment	1.4	3,300,345
Health Care Equipment & Supplies	1.4	3,295,887
Software	1.3	3,204,666
Aerospace & Defense	1.3	3,185,147
Semiconductors & Semiconductor Equipment	1.3	3,050,089
Household Durables	1.3	3,018,911
Road & Rail	1.3	2,977,117
Professional Services	1.2	2,888,341
Tobacco	1.1	2,667,064
Auto Components	1.1	2,641,530
Biotechnology	1.0	2,311,648
IT Services	1.0	2,267,835
Construction & Engineering	0.9	2,152,154
Household Products	0.9	2,068,089
Multi-Utilities	0.9	2,050,572
Media	0.9	2,040,754
Building Products	0.9	2,033,200
Specialty Retail	0.8	1,789,892
Diversified Financial Services	0.7	1,696,762
Entertainment	0.6	1,457,484
Health Care Providers & Services	0.6	1,407,620
Construction Materials	0.6	1,323,458
Technology Hardware, Storage & Peripherals	0.5	1,303,311
Commercial Services & Supplies	0.5	1,206,898
Transportation Infrastructure	0.4	1,011,016
Air Freight & Logistics	0.4	947,947
Paper & Forest Products	0.4	928,046
Gas Utilities	0.4	881,403
Communications Equipment	0.4	848,713
Multiline Retail	0.3	805,389
Airlines	0.3	697,739
Leisure Products	0.3	658,456

The notes are an integral part of this report. Transamerica ETF Trust	Page 10	September 30, 2018 Form N-Q

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Life Sciences Tools & Services	0.3%		$ 606,043
Containers & Packaging	0.2		482,081
Marine	0.2		428,584
Energy Equipment & Services	0.1		280,463
Internet & Direct Marketing Retail	0.1		274,537
Interactive Media & Services	0.1		188,727
Water Utilities	0.1		182,076
Health Care Technology	0.1		172,190
Independent Power & Renewable Electricity Producers	0.0	(C)	117,054
Consumer Finance	0.0	(C)	111,744
Internet & Catalog Retail	0.0	(C)	70,993
Distributors	0.0	(C)	60,102
Diversified Consumer Services	0.0	(C)	59,810

Investments, at Value	95.0		224,966,389

Short-Term Investments	5.0		11,895,423

Total Investments	100.0%		$ 236,861,812

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,222,995	$221,677,212	$—	$223,900,207
Preferred Stocks	—	1,066,182	—	1,066,182
Other Investment Company	11,063,121	—	—	11,063,121
Repurchase Agreement	—	832,302	—	832,302

Total Investments	$13,286,116	$223,575,696	$—	$236,861,812

Other Financial Instruments
Futures Contracts (G)	$17,455	$—	$—	$17,455

Total Other Financial Instruments	$17,455	$—	$—	$17,455

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,523,447. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $1,199,228, representing 0.5% of the Fund‘s net assets.
(E)	Rates disclosed reflect the yields at September 30, 2018.
(F)	The Fund recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 11	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows.

Fund

DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)

DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)

DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)

DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund seeks to track the investment results, before fees and expenses, of its respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or index approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend

Transamerica ETF Trust	Page 1	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

1. ORGANIZATION (continued)

disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at September 30, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based

Transamerica ETF Trust	Page 2	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the

Transamerica ETF Trust	Page 3	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2018, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$4,599,073	$—	$—	$—	$4,599,073

Total Borrowings	$4,599,073	$—	$—	$—	$4,599,073

S&P 500 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$1,321,243	$—	$—	$—	$1,321,243

Total Borrowings	$1,321,243	$—	$—	$—	$1,321,243

S&P 600 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$2,587,094	$—	$—	$—	$2,587,094

Total Borrowings	$2,587,094	$—	$—	$—	$2,587,094

S&P International Managed Risk ETF
Securities Lending Transactions
Common Stocks	$11,063,121	$—	$—	$—	$11,063,121

Total Borrowings	$11,063,121	$—	$—	$—	$11,063,121

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica ETF Trust	Page 4	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Funds ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2018, if any, are listed within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risks, as well as other risks of investing in the Funds.

Asset Allocation: The Underlying Index and, thus, the Fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, an index fund may not be fully invested at times, generally as a result of cash flows or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not

Transamerica ETF Trust	Page 5	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

8. NEW ACCOUNTING PRONOUNCEMENT (continued)

eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

Transamerica ETF Trust	Page 6	September 30, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 26, 2018